America's marketFLEX® Annuity
Nationwide Life Insurance Company
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-4
The date of this prospectus is May 1, 2012.
This prospectus contains basic information you should understand about the contracts before investing.  Please read this prospectus carefully and keep it for future reference.

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs.

The Statement of Additional Information (dated May 1, 2012), which contains additional information about the contracts and the Variable Account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference.  The table of contents for the Statement of Additional Information is on page 34.

To obtain free copies of the Statement of Additional Information or to make any other service or transaction requests, please contact the Service Center by one of the methods described in the "Contacting the Service Center" provision.

Information about us and the product (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  The SEC also maintains a website (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information.

Before investing, understand that annuities and/or life insurance products are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value.  These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus.  Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the Contract Value.  The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits.  A contract without credits may cost less.  Additionally, the cost of electing the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the credits.

The Sub-Accounts available under this contract invest in the underlying mutual funds of the portfolio companies listed below.

•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Guggenheim Variable Fund
•	Ivy Funds Variable Insurance Portfolios, Inc.
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust

For a complete list of the available Sub-Accounts, please refer to "Appendix A: Underlying Mutual Funds."  For more information on the underlying mutual funds, please refer to the prospectus for the mutual fund.

Glossary of Special Terms

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value before the Annuitization Date.

Annuitant- The person upon whose continuation of life benefit payments involving life contingencies depends.

Annuitization Date- The date on which annuity payments begin.

Annuity Commencement Date- The date on which annuity payments are scheduled to begin.  This date may be changed by the Contract Owner with Nationwide's consent.

Annuity Unit- An accounting unit of measure used to calculate variable annuity payments.

Charitable Remainder Trust- A trust meeting the requirements of Section 664 of the Internal Revenue Code.

Contract Owner- The person(s) who owns all rights under the contract.  All references in this prospectus to "you" shall also mean the Contract Owner.

Contract Value- The total value of all Accumulation Units held under the contract and any amount transferred as a loan to the collateral fixed account.

Contract Year- Each year the contract is in force beginning with the date the contract is issued.

Daily Net Assets- A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the variable Sub-Accounts after the deduction of contract and underlying mutual fund expenses.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.  All references in this prospectus to "we" or "us" shall mean Nationwide.

Net Asset Value- The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 of the Internal Revenue Code.  In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC- Securities and Exchange Commission.

Service Center- The department of Nationwide responsible for receiving all service and transaction requests relating to the contract.  For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility.  For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility.  Information on how to contact the Service Center is in the "Contacting the Service Center" provision.

Simplified Employee Pension IRA ("SEP IRA")- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-Accounts- Divisions of the Variable Account, each of which invests in a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Valuation Date- Each day the New York Stock Exchange is open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current Net Asset Value of Accumulation Units or Annuity Units might be materially affected.

Valuation Period ("Valuation Day")- The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account- Nationwide Variable Account-4, a separate account of Nationwide that contains Variable Account allocations.  The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	2
Contract Expenses	5
Underlying Mutual Fund Annual Expenses	6
Example	6
Synopsis of the Contracts	7
Minimum Initial and Subsequent Purchase Payments
Dollar Limit Restrictions
Charges and Expenses
Annuity Payments
Taxation
Right to Examine and Cancel
Condensed Financial Information	8
Financial Statements	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	9
Investing in the Contract	9
The Variable Account and Underlying Mutual Funds
Contacting the Service Center	10
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Contract Modification
Standard Charges and Deductions	12
Underlying Mutual Fund Annual Expenses
Mortality and Expense Risk Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	14
No CDSC Option
Death Benefit Options
Extra Value Option
Removal of Variable Account Charges	17
Contract Ownership	17
Joint Ownership
Contingent Ownership
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	18
Minimum Initial and Subsequent Purchase Payments
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfers Prior to Annuitization
Frequent Trading and Transfer Restrictions
Transfers After Annuitization
Transfer Requests
Right to Examine and Cancel	23
Surrender (Redemption) Prior to Annuitization	23
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	24
Surrenders Under Certain Plan Types	24
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Surrenders Under a Tax Sheltered Annuity

Table of Contents (continued)	Page
Loan Privilege	25
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	26
Contract Owner Services	26
Systematic Withdrawals
Annuity Commencement Date	27
Annuitizing the Contract	27
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options
Death Benefits	29
Death of Contract Owner – Non-Qualified Contracts
Death of Annuitant – Non-Qualified Contracts
Death of Contract Owner/Annuitant
Death Benefit Payment
Statements and Reports	30
Legal Proceedings	30
Table of Contents of the Statement of Additional Information	34
Appendix A: Underlying Mutual Funds	35
Appendix B: Condensed Financial Information	52
Appendix C: Contract Types and Tax Information	84

Contract Expenses

The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Range of CDSC over time:									7%1
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee									$252
Maximum Premium Tax Charge (as a percentage of purchase payments)									5%3
Maximum Short-Term Trading Fee (as a percentage of transaction amount)									1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Annual Loan Interest Charge	2.25%4
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.15%
No CDSC Option Charge Total Variable Account Charges (including this option only)	0.20%5 1.35%
Death Benefit Options (an applicant may purchase one death benefit option as a replacement for the standard death benefit)
Highest Anniversary Death Benefit Option Charge Total Variable Account Charges (including this option only)	0.20% 1.35%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge (no longer available for election) Total Variable Account Charges (including this option only)	0.25% 1.40%
3% Extra Value Option Charge Total Variable Account Charges (including this option only)	0.45%6 1.60%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	1.15%
No CDSC Option Charge	0.20%
Highest Anniversary or 5% Enhanced Death Benefit Option Charge	0.25%
3% Extra Value Option Charge	0.45%

Maximum Possible Total Variable Account Charges	2.05%

Underlying Mutual Fund Annual Expenses

The next table provides the minimum and maximum total operating expenses, as of December 31, 2011, charged by the underlying mutual funds that you may pay periodically during the life of the Contract.  The table does not reflect Short-Term Trading Fees.  More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.54%	5.51%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds.  Therefore, actual expenses could be lower.  Refer to the underlying mutual fund prospectuses for specific expense information.

Example

This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses.  The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (2.05%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (5.51%)	$1,394	$2,712	$3,943	$6,967	*	$2,312	$3,743	$6,967	$794	$2,312	$3,743	$6,967
Minimum Total Underlying Mutual Fund Operating Expenses (0.54%)	$872	$1,235	$1,623	$3,016	*	$835	$1,423	$3,016	$272	$835	$1,423	$3,016

*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.

1 Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:
   (1) is the lesser of (a) or (b) where:
(a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years), minus withdrawals from the contract that were subject to CDSC;
(b) is 10% of contract value; and
(2) is amounts withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.  The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.
2 Nationwide may assess a loan processing fee at the time each new loan is processed.  Loans are only available for contracts issued as Tax Sheltered Annuities.  Loans are not available in all states.  In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.  The amount assessed to the contract will equal the amount assessed by the state or government entity.
4 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance.  The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate.  Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
5 Election of the No CDSC Option eliminates the standard CDSC schedule; no CDSC will be assessed upon surrenders from the contract.
6 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued.

Synopsis of the Contracts

The contracts described in this prospectus are flexible purchase payment contracts.  The contracts may be issued as either individual or group contracts.  In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as follows:

•	Charitable Remainder Trusts;

•	Individual Retirement Annuities ("IRAs");

•	Investment-Only Contracts;

•	Non-Qualified Contracts;

•	Roth IRAs;

•	Simple IRAs;

•	Simplified Employee Pension IRAs ("SEP IRAs"); and

•	Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities.

Contract Owners may generally surrender some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing.  See the "Surrender (Redemption) Prior to Annuitization" section later in this prospectus.  After the Annuitization Date, surrenders are not permitted.  See the "Surrender (Redemption) After Annuitization" section later in this prospectus.

For more detailed information with regard to the differences in the contract types, please see "Appendix C:  Contract Types and Tax Information" later in this prospectus.  Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRA	$10,000	$500
Simple IRA	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-Only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.
**Only available for contracts issued prior to September 25, 2007 and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000.   Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs.  All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner.  In the event that we do not accept a purchase payment under these guidelines, we will immediately return the purchase payment in its entirety in the same manner as it was received.  If we accept the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Dollar Limit Restrictions

In addition to the potential purchase payment restriction listed above, certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:

Annuitization.  Your annuity payment options will be limited if you submit total purchase payments in excess of $2,000,000.  Furthermore, if the amount to be annuitized is greater than $5,000,000, we may limit both the amount that can be annuitized on a single life and the annuity payment options.

Death benefit calculations.  Purchase payments up to $3,000,000 will result in a higher death benefit payment than purchase payments in excess of $3,000,000.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Charges and Expenses

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.  Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract.  However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract, unless the Contract Owner elected the No CDSC Option at the time of application.

The CDSC reimburses Nationwide for sales expenses.  The amount of the CDSC if assessed, will not exceed 7% of purchase payments surrendered.

A No CDSC Option is available under the contract at the time of application.  If the Contract Owner elects the No CDSC Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application.  Nationwide will deduct an additional charge equal to an annualized rate of 0.20% of the Daily Net Assets of the Variable Account if the Contract Owner elects the Highest Anniversary Death Benefit Option or 0.25% of the Daily Net Assets of the Variable Account if the Contract Owner elects the Highest Anniversary or 5% Enhanced Death Benefit Option.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.

For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

Extra Value Option

An Extra Value Option is available under the contract at the time of application.  If an eligible Contract Owner elects the Extra Value Option on the application, Nationwide will credit the contract 3% of the purchase payment(s) made during the first 12 months the contract is in force.  In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account.  Nationwide will discontinue deducting this charge 7 years from the date the contract was issued.  Once the Extra Value Option is elected, it may not be revoked (see "Extra Value Option").

Charges Assessed for Optional Benefits

Except for the charge assessed for the Extra Value Option, upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract (1.15%) will be assessed.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued, regardless whether the contract was annuitized during that period.

Annuity Payments

Annuity payments begin on the Annuitization Date and will be based on the annuity payment option chosen prior to annuitization.  Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Taxation

How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased.  Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract.  Nationwide will charge against the contract any premium taxes levied by any governmental authority.  Premium tax rates currently range from 0% to 5% (see "Federal Tax Considerations" in "Appendix C: Contract Types and Tax Information" and "Premium Taxes").

Right to Examine and Cancel

Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it.  This right is referred to as a "free look" right.  The length of this time period depends on state law and may vary depending on whether your purchase is replacing another annuity contract you own.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see "Determining Variable Account Value – Valuing an Accumulation Unit").

Please refer to Appendix B for information regarding the minimum and maximum class of Accumulation Unit values.  All classes of Accumulation Unit values may be obtained, free of charge, by contacting the Service Center.

Financial Statements

Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information.  A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.

Nationwide Life Insurance Company

Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215.  Nationwide is a provider of life insurance, annuities and retirement products.  It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies.  Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies.  The Companies were organized under Ohio law in December 1925 and 1933 respectively.  The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215.  NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-4 is a variable account that contains the underlying mutual funds listed in Appendix A.  The Variable Account was established on October 7, 1987, pursuant to Ohio law.  Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.

Income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets.  The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide.  Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.

The Variable Account is divided into Sub-Accounts, each corresponding to a single underlying mutual fund.  Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.

Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying funds at any other time by contacting the Service Center.  Contract Owners should read these prospectuses carefully before investing.

Underlying mutual funds in the Variable Account are NOT publicly traded funds.  They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives.  However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund.  Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account.  The performance of the underlying mutual funds could differ substantially from that of any publicly traded fund.

The particular underlying mutual funds available under the contract may change from time to time.  Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment.  New underlying mutual funds or new share classes of currently available underlying mutual funds may be added.  Contract Owners will receive notice of any such changes that affect their contract.

Voting Rights

Contract Owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights.  Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions.  However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting.  Notification will contain proxy materials and a form with which to give Nationwide voting instructions.  Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.  What this means to you is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control the outcome.

The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of the underlying mutual fund.  Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide.  Nationwide does not anticipate any disadvantages to this.  However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies.  If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.  All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.

Deregistration of the Separate Account

Nationwide may deregister Nationwide Variable Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.

No deregistration may take place without the prior approval of the SEC.  All Contract Owners will be notified in the event Nationwide deregisters the Variable Account.

Contacting the Service Center

All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:

•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)

•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021

•	by fax at 1-888-634-4472

•	by Internet at www.nationwide.com.

Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.

Not all methods of communication are available for all types of requests.  To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center.  Requests submitted by means other than described in this prospectus could be returned or delayed.

Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order.  Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide.  If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request.  Requests that are not in good order may be delayed or returned.  Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center.

Nationwide may be required to provide information about your contract to government regulators.  If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.

Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may record telephone requests.  Telephone and computer systems may not always be available.  Any telephone system or computer, whether yours or Nationwide's, can experience outages or slowdowns for a variety of reasons.  The outages or slowdowns could prevent or delay processing.  Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay.  To avoid technical difficulties, submit transaction requests by mail.

The Contract in General

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued.  Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, age issuance limitations, loans, availability of certain optional benefits, free look rights, Extra Value Option recapture provisions, annuity payment options, ownership and interests in the contract, assignment, death benefit calculations, and CDSC-free withdrawal privileges.  This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, please contact the Service Center.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

Nationwide will not contest the contract.

These contracts are offered to customers of various financial institutions and brokerage firms.  No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts.  These guarantees are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments.  Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that Contract Owners and prospective Contract Owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract.  Contract and optional charges may not be the same in later Contract Years as they are in early Contract Years.  The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts.  The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.75%.  Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm.

Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products.  How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products.  For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

Nationwide's Relationship with the Underlying Mutual Funds

The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares.  The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily.  The Variable Account (and not the Contract Owners) is the underlying mutual fund shareholder.  When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  Nationwide incurs these expenses instead.

Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.

An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities.  These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the contract.

Types of Payments Nationwide Receives

In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments").  The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.

Nationwide or its affiliates receive the following types of payments:

•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and

•
Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.

Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.

Nationwide took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds).  Without these payments, Nationwide would have imposed higher charges under the contract.

Amount of Payments Nationwide Receives

For the year ended December 31, 2011, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.60% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue.  Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all.  Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

Identification of Underlying Mutual Funds

Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor Nationwide considers during the identification process is whether the underlying mutual fund's advisor or subadvisor is one of our affiliates or whether the underlying mutual fund, its advisor, its subadvisor(s), or an affiliate will make payments to us or our affiliates.

There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees.  You should consider all of the fees and charges of the contract in relation to its features and benefits when making your decision to invest.  Please note that higher contract and underlying mutual fund fees and charges have a direct effect on and may lower your investment performance.

Profitability

Nationwide does consider profitability when determining the charges in the contract.  In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher.  Nationwide does, however, anticipate earning a profit in later Contract Years.  In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Contract Modification

Nationwide may modify the annuity contracts, but no modification will affect the amount or term of any annuity contract unless a modification is required to conform the annuity contract to applicable federal or state law.  No modification will affect the method by which the Contract Values are determined.

Standard Charges and Deductions

Underlying Mutual Fund Annual Expenses

The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets.  These fees and expenses are in addition to the fees and expenses assessed by the contract.  The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the Variable Account.  This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the Daily Net Assets of the Variable Account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts.  This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.  The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefits, for which there are separate charges.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

Nationwide may realize a profit from this charge.  If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Contingent Deferred Sales Charge

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts.  However, if any part of the contract is surrendered, Nationwide will with certain exceptions, deduct a CDSC, as described below.  The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.  Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments.  For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses.  If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes.  Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

If the Contract Owner elects the No CDSC Option at the time of application, no CDSC will be assessed on surrenders.

Waiver of Contingent Deferred Sales Charge

For those contracts where the No CDSC Option is NOT elected, each Contract Year, the Contract Owner may withdraw without a CDSC the greater of (1) or (2) where:

(1)	is the lesser of (a) or (b) where:

(a)  is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months)), minus withdrawals made from the contract that were subject to a CDSC;

(b) is 10% of Contract Value; and

(2)	is an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative.  Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of calculating the maximum amount that can be withdrawn annually without a CDSC in subsection (1) above and for determining the waiver of CDSC for partial surrenders discussed later in this section, considered a surrender of purchase payments.

In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least two years;

(2)	upon payment of a death benefit; or

(3)	from any values which have been held under a contract over 7 years.

No CDSC applies to transfers among Sub-Accounts.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a)	is the amount which would otherwise be available for withdrawal without a CDSC; and

(b)
is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the Contract Value at the close of the day prior to the date of the withdrawal.

Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties.  Please see "Partial Surrenders (Partial Redemptions)"" later in this prospectus.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Premium Taxes

Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity.  Premium tax rates currently range from 0% to 5%.  This range is subject to change.  Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state.  Premium tax requirements vary from state to state.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus).  Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets.  Contract Owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund.  Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Appendix A: Underlying Mutual Funds."

If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value.  All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.

When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of Annuity Units to make annuity payments;

•	surrenders of Accumulation Units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts.  These new share classes may require the assessment of short-term trading or redemption fees.  When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.  Nationwide will provide Contract Owners with written notice when allocations to an underlying mutual fund are limited to the redemption fee share class.

Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to Contract Owners.  Not all optional benefits are available in every state.  Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

No CDSC Option

For an additional charge at an annualized rate of 0.20% of the Daily Net Assets of the Variable Account, the Contract Owner may withdraw amounts in excess of the 10% CDSC-free withdrawal amount without incurring a CDSC.  Withdrawals not subject to CDSC may be subject to taxation and tax penalties.  (See "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information.)  Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, the Contract Owner may elect one of the following death options in lieu of the standard death benefit.

If the Contract Owner chooses an optional death benefit, Nationwide will deduct a charge equal to an annualized rate of either 0.20% (for the Highest Anniversary Death Benefit Option) or 0.25% (for the Highest Anniversary or 5% Enhanced Death Benefit Option) of the Daily Net Assets of the Variable Account, depending upon which option was chosen.  The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  Nationwide may realize a profit from the charge assessed for these options.  Each benefit is described below.

Highest Anniversary Death Benefit

If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday.  Such total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

Spousal Protection Feature

Each death benefit option has a Spousal Protection Feature.  The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.  The Spousal Protection Feature is available for all contract types except Charitable Remainder Trusts, provided the conditions described below are satisfied.  There is no additional charge for this feature.

(1)
one or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner.  For contracts issued as Individual Retirement Annuities and Roth IRAs, only the person for whom the Individual Retirement Annuities or Roth IRA was established may be named as the Contract Owner;

(2)	the spouses must be co-annuitants;

(3)	both co-annuitants must be age 85 or younger at the time the contract is issued;

(4)	the spouses must each be named as beneficiaries;

(5)	no person other than the spouse may be named as Contract Owner, annuitant or primary beneficiary;

(6)
if both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for Individual Retirement Annuities and Roth IRA, this person must be the Contract Owner);

(7)
if a co-annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner.  If the chosen death benefit is higher than the Contract Value at the time of death, the Contract Value will be adjusted to equal the applicable death benefit amount.  The surviving spouse may then name a new beneficiary but may not name another co-annuitant;

(8)
if a co-annuitant is added at any time after the election of the optional death benefit rider, a copy of the certificate of marriage must be provided to the Service Center.  In addition, the date of marriage must be after the election of the death benefit option; and

(9)	if the marriage terminates due to the death of a spouse, divorce, dissolution, or annulment, the surviving spouse may not elect the Spousal Protection Option to cover a subsequent spouse.

Long Term Care Facility and Terminal Illness Benefit

In addition, both death benefit options have a Long Term Care Facility and Terminal Illness Benefit at no additional charge provided the conditions described below are satisfied.  This benefit is not available in every state.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(2)
the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.  In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the annuitant may exercise the right of the Contract Owner for purposes described in this provision.  If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Extra Value Option

Applicants should be aware of the following prior to electing an Extra Value Option:

(1)	Nationwide may make a profit from the Extra Value Option charge.

(2)
Because the Extra Value Option charge will be assessed against the entire Contract Value for the first 7 Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the  Extra Value Option credit but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.

(3)
Nationwide may take back or "recapture" all or part of the amount credited under the Extra Ealue Option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(4)	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(5)	The cost of the Extra Value Option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

For an additional charge at an annualized rate of 0.45% of the Daily Net Assets of the Variable Account, the Contract Owner can purchase an Extra Value Option at the time of application.  The additional charge of 0.45% funds the credit to the contract if the Extra Value Option is elected.  For contracts with the Extra Value Option, the charge for that option will be assessed for 7 years from the date the contract was issued.

In exchange for electing the Extra Value Option and paying the charge as described above, Nationwide will apply a credit of 3% of all purchase payment(s) made during the first 12 months the contract is in force.  This credit is funded from Nationwide's general account.  The amount credited will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract.  For purposes of all benefits and taxes under these contracts, credits applied under this option are considered earnings, not purchase payments.

The option of electing the Extra Value Option allows prospective Contract Owners to choose between two different Variable Account charge structures for the first 7 years of the contract.

If the credit is elected and no additional contract options are elected, the total Variable Account charges under the contract will be an annualized rate of 1.60% of the Daily Net Assets of the Variable Account for the first 7 years of the contract.  If the Extra Value Option is not elected, total Variable Account charges will be an annualized rate of 1.15% (assuming no other contract options are elected) of the Daily Net Assets of the Variable Account for the first 7 years of the contract and thereafter.

Under these circumstances, the decision to elect or decline the Extra Value Option will depend primarily on whether the prospective Contract Owner believes it is more advantageous to have:

(a)	a 1.60% Variable Account charge for the first 7 years of the contract, plus the Extra Value Option credit; or

(b)	a 1.15% Variable Account charge for the first 7 years of the contract, and after, without the Extra Value Option credit.

The following table demonstrates hypothetical rates of return for contracts with the Extra Value Option and no other optional benefits (total Variable Account charges of 1.60%) and contracts with no additional contract options (total Variable Account charges of 1.15%).  The figures are based upon:

(a)	a $100,000 initial purchase payment with no additional purchase payments;

(b)	the deduction of Variable Account charges at an annualized rate of 1.15% (base contract) and 1.60% (contract with only the Extra Value Option) of the Daily Net Assets of the Variable Account; and

(c)	an assumed annual rate of return before charges of 7.97% for all years for a period of 10 years.

7.97% Rate of Return

Contract Year	Base Contract (1.15% total charges)	Contract With Extra Value Option (1.60% total charges)
0	$100,000	$103,000
1	$106,725	$109,464
2	$113,903	$116,334
3	$121,564	$123,635
4	$129,740	$131,394
5	$138,465	$139,639
6	$147,778	$148,403
7	$157,716	$157,716
8	$168,323	$168,323
9	$179,644	$179,644
10	$191,726	$191,726

Generally, the higher the rate of return, the more advantageous the Extra Value Option becomes and vice versa.  The table above assumes no additional purchase payments are made to the contract after the first contract anniversary.  If subsequent purchase payments are made to the contract after the first contract anniversary (assuming a rate of return of 7.97%) the number of Contract Years needed to "break-even" increases in direct correlation with the amount of subsequent purchase payments made to the contract after the first contract anniversary.

Amounts credited to the contract in connection with the Extra Value Option may be recaptured if:

(a)	the Contract Owner elects to surrender the contract pursuant to the contractual free-look provisions; or

(b)
withdrawals that are (or would be) subject to a CDSC (including withdrawals that would otherwise be subject to a CDSC but for the fact the Contract Owner elected the No CDSC Option) are taken before the end of the 7th Contract Year.

If the contract is surrendered pursuant to the contractual free-look, Nationwide will recapture the full credited amount.  In certain states which require the return of purchase payments and for all contracts issued as Individual Retirement Annuity, SEP IRAs, or Simple IRAs upon the exercise of the contractual free look, the full amount will be recaptured, but under no circumstances will the amount returned be less than purchase payments made to the contracts.  That is, Nationwide bears the risk of loss and the potential for gain during the free look period in those states that require the return of purchase payments.

After the free look period and before the 7th contract anniversary, any amounts withdrawn from the contract that are (or would be) subject to a CDSC, including withdrawals that would be subject to a CDSC except that the Contract Owner elected the No CDSC Option, subjects a part of the amount credited to recapture.  For example, if a Contract Owner withdraws 13% of purchase payments made within the first Contract Year, 3% of the amount credited will be recaptured by Nationwide, since the Contract Owner may withdraw only 10% of purchase payments without a CDSC.  This means that the percentage of the amount credited to be recaptured will be determined by the percentage of total purchase payments reflected in the amount surrendered that is subject to CDSC.  Thus, to determine the amount credited that is subject to recapture, Nationwide will:

(1)	determine the percentage of the Contract Value subject to CDSC including the percentage of the Contract Value that would be subject to CDSC except the Contract Owner elected the No CDSC Option; and

(2)	multiply the percentage from (1) by the total credited amount.

The additional charge of 0.45% of the Daily Net Assets in the Variable Account will continue to be assessed on the amount remaining after the partial surrender.

The amount recaptured will be taken from the Sub-Accounts in the same proportion as allocated by the Contract Owner at the time of the withdrawal.  Recapture amounts may vary by state.

No amount credited will be subject to recapture after the 7th contract anniversary or if a distribution is taken as a result of death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code.

After the end of the first 7 Contract Years, the 0.45% charge for the Extra Value Option will no longer be assessed and the amount credited will be fully vested.

Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time.  To remove a Variable Account charge at the end of the specified charge period, Nationwide systematically re-rates the contract.  This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.

Re-rating involves two steps: (1) the adjustment of contract expenses, and (2) the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation.  For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.60% for the first 7 Contract Years.  At the end of that period, the contract will be re-rated, and the 0.45% charge associated with the 3% Extra Value Option will be removed.  From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.15%.  Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value.  Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa.  For example, Sub-Account X with charges of 1.60% will have a lower unit value than Sub-Account X with charges of 1.15% (higher expenses result in lower unit values).  When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value.  In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Contract Ownership

The Contract Owner has all rights under the contract.  Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.

Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date.  Any change of Contract Owner automatically revokes any prior Contract Owner designation.  Changes in Contract Ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in Contract Ownership must be submitted in writing and recorded at the Service Center.  No change will be effective unless and until it is received and recorded at the Service Center.  Once recorded, the change will be effective as of the date signed.  However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The Contract Owner may also request a change in the Annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the Annuitization Date.  These changes must be:

•	on a Nationwide form;

•	signed by the Contract Owner; and

•	received at the Service Center before the Annuitization Date.

Nationwide must review and approve any change requests.  If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change.

On the Annuitization Date, the Annuitant will become the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust.

Joint Ownership

Joint owners each own an undivided interest in the contract.

Contract Owners can name a joint owner at any time before annuitization subject to the following conditions:

•	joint owners can only be named for Non-Qualified Contracts;

•	joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

•	the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

•	an election in writing signed by both Contract Owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

•	Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

Contingent Ownership

The contingent owner is entitled to certain benefits under the contract if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.

The Contract Owner may name or change a contingent owner at any time before the Annuitization Date.  To change the contingent owner, a written request must be submitted to the Service Center.  Once Nationwide has recorded the change, it will be effective as of the date the change was signed, whether or not the Contract Owner was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Annuitant

The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends.  This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.  The Annuitant may be changed before the Annuitization Date with Nationwide's consent.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the Annuitant dies before the Annuitization Date and there is no joint owner.  The Contract Owner can name more than one beneficiary.  Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The Contract Owner may change the beneficiary or contingent beneficiary during the Annuitant's lifetime by submitting a written request to the Service Center.  Once recorded, the change will be effective as of the date the change was signed, whether or not the Annuitant was living at the time the change was recorded.  The change will not effect any action taken by Nationwide before the change was recorded.

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment	Minimum Subsequent Payments*
Non-Qualified	$10,000	$500
IRA	$10,000	$500
SEP IRAs	$10,000	$500
Simple IRAs	$10,000	$500
Roth IRA	$10,000	$500
Tax Sheltered Annuity**	$10,000	$500
Investment-only	$10,000	$500
Charitable Remainder Trust	$10,000	$500

*For subsequent purchase payments, sent via electronic deposit, the minimum subsequent purchase payment is $50.

**Only available for individual 403(b) Tax Sheltered Annuity contracts subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states.

If the Contract Owner elects the Extra Value Option, amounts credited to the contract may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner cannot exceed $1,000,000 without Nationwide's prior consent.  Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.

Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant or co-annuitant. If upon notification of death of the Contract Owner(s), the Annuitant or co-annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment subject to investment performance.

Pricing

Initial purchase payments allocated to Sub-Accounts will be priced at the Accumulation Unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center.  If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete the application.  If the application is not completed within 5 business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay.  The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Generally, subsequent purchase payments will be priced based on the next available Accumulation Unit value after the payment is received at the Service Center.  Transfers must be received at the Service Center no later than 3:00 pm EST to be processed in the current Valuation Period. The deadline will be extended to 3:35 pm EST for transactions submitted electronically through Nationwide's internet website (www.nationwide.com).  Nationwide will not accept any request for transactions between the applicable deadline and the close of the NYSE.  Transactions received at the Service Center after the close of the NYSE will be treated as received by Nationwide on the next Valuation Date.

Except on the days listed below and on weekends, purchase payments, transfers and surrenders are priced every day.  Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents' Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.  If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.

Allocation of Purchase Payments

Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner on the application.  Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.  Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center.  However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account.  Any request for a change that would result in an amount less than 1% of purchase payments being allocated to any Sub-Account will not be honored and the allocations among the Sub-Accounts prior to the request will remain in effect.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The Contract Value is the value of amounts allocated to the Sub-Accounts of the Variable Account.

If part or all of the Contract Value is surrendered, or charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each of the Sub-Accounts.

Determining Variable Account Value – Valuing an Accumulation Unit

Purchase payments or transfers allocated to Sub-Accounts are accounted for in Accumulation Units.  Accumulation Unit values (for each Sub-Account) are determined by calculating the net investment factor for the underlying mutual funds for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.  For each Sub-Account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period);

(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period; and

(c)
is a factor representing the daily Variable Account charges, which may include charges for contract options chosen by the Contract Owner.  The factor is equal to an annualized rate ranging from 1.15% to 2.05% of the Daily Net Assets of the Variable Account, depending on which contract features the Contract Owner chose.

Based on the net investment factor, the value of an Accumulation Unit may increase or decrease.  Changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.

Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

Transfers Prior to Annuitization

Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.

Frequent Trading and Transfer Restrictions

Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one sub- account to another).  These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds."  The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading.  These Sub-Accounts are referred to as "Limited Transfer Funds."  Lists of the Actively Traded Funds and Limited Transfer Funds appear at the end of this section.

Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors.  Frequent transfers among the Limited Transfer Funds can result in:

•	the dilution of the value of the investors' interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds.  Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.

If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.

Redemption Fees

Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account.  The fee is assessed against the amount transferred and is paid to the underlying mutual fund.  Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.  For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices.  Transaction reports are produced and examined.  Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period.  A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period).  For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event.  A single transfer occurring on a given trading day and involving only 2 Sub-Accounts will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.

Nationwide will apply the following guidelines to the Limited Transfer Funds except for the Nationwide Variable Insurance Trust – NVIT Money Market Fund: Class II, underlying mutual funds of Guggenheim Variable Fund, and underlying mutual funds of the Rydex Variable Trust:

Trading Behavior	Nationwide's Response
6 or more transfer events involving Limited Transfer Funds in one calendar quarter
Nationwide will mail a letter to the Contract Owner notifying them that:

(1) they have been identified as engaging in harmful trading practices; and

(2) if their transfer events involving Limited Transfer Funds exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

More than 11 transfer events involving Limited Transfer Funds in 2 consecutive calendar quarters OR More than 20 transfer events involving Limited Transfer Funds in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests involving Limited Transfer Funds via U.S. mail on a Nationwide issued form.

For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S.mail, and overnight delivery via private carrier.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1st (see "Other Restrictions").

Other Restrictions

Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request.  Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form.  In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from inappropriate market timing or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf).

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions

Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Nationwide Contract Owner;

(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request ("transaction information"); and

(3)
instruct Nationwide to restrict or prohibit further purchases or exchanges into a specific underlying mutual fund by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).

Nationwide is required to provide such transaction information to the underlying mutual funds upon their request.  In addition, Nationwide is required to restrict or prohibit further purchases or exchange requests into one or more underlying mutual funds based upon instruction from the underlying mutual fund.

Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchase requests.  If an underlying mutual fund refuses to accept a purchase request submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current underlying mutual fund allocation.

Transfers After Annuitization

After annuitization, transfers among Sub-Accounts may only be made on the anniversary of the Annuitization Date.

Transfer Requests

Contract Owners may submit transfer requests in writing, over the telephone, or via the internet to the Service Center.  Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine.  Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time with advanced written notice.

Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST).  Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 25 minutes before the close of the NYSE (generally 3:35 pm EST).  All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.

Actively Traded Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Guggenheim Variable Fund
•	CLS AdvisorOne Amerigo
•	CLS AdvisorOne Clermont
•	CLS AdvisorOne Select Allocation

ProFunds
•	ProFund VP Access High Yield Fund
•	ProFund VP Asia 30
•	ProFund VP Banks
•	ProFund VP Basic Materials
•	ProFund VP Bear
•	ProFund VP Biotechnology
•	ProFund VP Bull
•	ProFund VP Consumer Goods
•	ProFund VP Consumer Services
•	ProFund VP Emerging Markets
•	ProFund VP Europe 30
•	ProFund VP Financials
•	ProFund VP Health Care
•	ProFund VP Industrials
•	ProFund VP International
•	ProFund VP Internet
•	ProFund VP Japan
•	ProFund VP NASDAQ-100
•	ProFund VP Oil & Gas
•	ProFund VP Pharmaceuticals
•	ProFund VP Precious Metals
•	ProFund VP Real Estate

•	ProFund VP Rising Rates Opportunity
•	ProFund VP Semiconductor
•	ProFund VP Short Emerging Markets
•	ProFund VP Short International
•	ProFund VP Short NASDAQ-100
•	ProFund VP Technology
•	ProFund VP Telecommunications
•	ProFund VP U.S. Government Plus
•	ProFund VP UltraNASDAQ-100
•	ProFund VP UltraShort NASDAQ-100
•	ProFund VP Utilities

Rydex Variable Trust
•	Banking Fund
•	Basic Materials Fund
•	Biotechnology Fund
•	Consumer Products Fund
•	Dow 2x Strategy Fund
•	Electronics Fund
•	Energy Fund
•	Energy Services Fund
•	Europe 1.25x Strategy Fund
•	Financial Services Fund
•	Government Long Bond 1.2x Strategy Fund
•	Health Care Fund
•	Internet Fund
•	Inverse Dow 2x Strategy Fund
•	Inverse Government Long Bond Strategy Fund
•	Inverse Mid-Cap Strategy Fund
•	Inverse NASDAQ-100® Strategy Fund
•	Inverse Russell 2000® Strategy Fund
•	Inverse S&P 500 Strategy Fund
•	Japan 2x Strategy Fund
•	Leisure Fund
•	Mid-Cap 1.5x Strategy Fund
•	NASDAQ-100® 2x Strategy Fund
•	NASDAQ-100® Fund
•	Nova Fund
•	Precious Metals Fund
•	Real Estate Fund
•	Retailing Fund
•	Russell 2000® 1.5x Strategy Fund
•	S&P 500 2x Strategy Fund
•	S&P 500 Pure Growth Fund
•	S&P 500 Pure Value Fund
•	S&P MidCap 400 Pure Growth Fund
•	S&P MidCap 400 Pure Value Fund
•	S&P SmallCap 600 Pure Growth Fund
•	S&P SmallCap 600 Pure Value Fund
•	Strengthening Dollar 2x Strategy Fund
•	Technology Fund
•	Telecommunications Fund
•	Transportation Fund
•	Utilities Fund
•	Weakening Dollar 2x Strategy Fund

Limited Transfer Funds

The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II

American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund:Class III
•	American Century VP Ultra Fund: Class III
•	American Century VP Value Fund: Class III

BlackRock Variable Series Funds, Inc.
•	BlackRock Global Allocation V.I. Fund: Class III

Credit Suisse Trust
•	Commodity Return Strategy Portfolio

Fidelity Variable Insurance Products Fund
•	VIP Asset Manager Portfolio: Service Class 2
•	VIP Contrafund® Portfolio: Service Class 2R
•	VIP Equity-Income Portfolio: Service Class 2R
•	VIP Growth Portfolio: Service Class 2R
•	VIP High Income Portfolio: Service Class 2R

Franklin Templeton Variable Insurance Products Trust
•	Franklin Templeton VIP Founding Funds Allocation Fund: Class 2

Guggenheim Variable Fund
•	All-Asset Aggressive Strategy
•	All-Asset Conservative Strategy
•	All-Asset Moderate Strategy
•	Alternative Strategies Allocation
•	DWA Flexible Allocation
•	DWA Sector Rotation
•	Managed Futures Strategy
•	Multi-Hedge Strategies
•	U.S. Long Short Momentum

Ivy Funds Variable Insurance Portfolios, Inc.
•	Asset Strategy

MFS® Variable Insurance Trust II
•	MFS Global Tactical Allocation Portfolio: Service Class

Nationwide Variable Insurance Trust
•	American Funds NVIT Asset Allocation Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III
•	NVIT CardinalSM Aggressive Fund: Class II
•	NVIT CardinalSM Balanced Fund: Class II
•	NVIT CardinalSM Capital Appreciation Fund: Class II
•	NVIT CardinalSM Conservative Fund: Class II
•	NVIT CardinalSM Moderate Fund: Class II
•	NVIT CardinalSM Moderately Aggressive Fund: Class II
•	NVIT CardinalSM Moderately Conservative Fund: Class II

•	NVIT Core Plus Bond Fund: Class II
•	NVIT Emerging Markets Fund: Class III
•	NVIT Government Bond Fund: Class III
•	NVIT Investor Destinations Funds
o	NVIT Investor Destination Aggressive Fund: Class VI
o	NVIT Investor Destinations Balanced Fund: Class VI
o	NVIT Investor Destinations Capital Appreciation Fund: Class VI
o	NVIT Investor Destination Conservative Fund: Class VI
o	NVIT Investor Destination Moderate Fund: Class VI
o	NVIT Investor Destination Moderately Aggressive Fund: Class VI
o	NVIT Investor Destination Moderately Conservative Fund: Class VI
•	NVIT Money Market Fund: Class II
•	NVIT Multi-Manager International Growth Fund: Class VI
•	NVIT Multi-Manager International Value Fund-Class VI
•	NVIT Multi-Manager Large Cap Growth Fund: Class II
•	NVIT Multi-Manager Large Cap Value Fund: Class II
•	NVIT Multi-Manager Mid Cap Growth Fund: Class I
•	NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	NVIT Multi-Manager Mid Cap Value Fund: Class II
•	NVIT Multi-Manager Small Cap Growth Fund: Class III
•	NVIT Multi-Manager Small Cap Value Fund: Class III
•	NVIT Multi-Manager Small Company Fund: Class III
•	NVIT Nationwide Fund: Class III
•	NVIT Short Term Bond Fund: Class II

PIMCO Variable Insurance Trust
•	All Asset Portfolio: Advisor Class
•	Commodity RealReturn® Strategy Portfolio: Advisor Class
•	Emerging Markets Bond Portfolio: Advisor Class
•	Foreign Bond Portfolio (Unhedged): Advisor Class
•	Global Bond (Unhedged): Advisor Class
•	High Yield Portfolio: Advisor Class
•	Low Duration Portfolio: Advisor Class
•	Total Return Portfolio: Advisor Class

Pioneer Variable Contracts Trust
•	Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer High Yield VCT Portfolio: Class II

Rydex Variable Trust
•	Commodities Strategy Fund

The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II
•	Global Real Estate Portfolio: Class II
•	Global Tactical Asset Allocation Portoflio: Class II

Van Eck VIP Trust
•	Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

Right to Examine and Cancel

If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period.  Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer.  For ease of administration, Nationwide will honor any free look/cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date.  The contract issue date is the date the initial purchase payment is applied to the contract.

If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.  Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract and applicable federal and state income tax withholding.

Where state law requires the return of purchase payments upon cancellation of the contract during the free look period, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.  After the free look period, Nationwide will reallocate the Contract Value among the Sub-Accounts based on the instructions contained on the application.  Where state law requires the return of Contract Value upon cancellation of the contract during the free look period, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.

Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation.  Any additional amounts refunded to the Contract Owner will be paid by Nationwide.

Please see "Extra Value Option" for a description of the recapture of the amount credited under the Extra Value Option in the event the right to free look the contract is exercised.

Surrender (Redemption) Prior to Annuitization

Contract Owners may surrender some or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death.  Surrenders from the contract may be subject to federal income tax and/or a penalty tax (see "Federal Income Taxes" in "Appendix C: Contract Types and Tax Information").

Surrender requests must be submitted in writing to the Service Center and Nationwide may require additional information.  When taking a full surrender, the contract must accompany the written request.  Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the Sub-Accounts within 7 days after the request is received at the Service Center.  However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer (see "Pricing").

Partial Surrenders (Partial Redemptions)

For partial surrenders, Nationwide will surrender Accumulation Units from the Sub-Accounts in proportion to the value in each underlying mutual fund at the time of the surrender request.

A CDSC may apply.  The Contract Owner may take the CDSC from either:

(a)	the amount requested; or

(b)	the Contract Value remaining after the Contract Owner has received the amount requested.

If the Contract Owner does not make a specific election, any applicable CDSC will be taken from the Contract Value remaining after the Contract Owner has received the amount requested.

Partial Surrenders to Pay Registered Representative Fees

The contract may be available for use with investment accounts sold by registered representatives.  Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus.  Fees for those accounts would be specified in the respective account agreements with the registered representative.  Selection of an investment advisor is at the complete discretion of the Contract Owner.  Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications.  Some Contract Owners may authorize such advisors to take partial surrenders from the contract to pay advisory or management fees.  Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit.  The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the surrender request(s).  Each surrender requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%.  Any surrender or that portion of a surrender made for this purpose, that exceeds the limit for that calendar year, will be subject to the CDSC provisions of the contract.  Any surrenders may be subject to income tax and/or tax penalties (see "Waiver of Contingent Deferred Sales Charges").

Full Surrenders (Full Redemptions)

The Contract Value upon full surrender may be more or less than the total of all purchase payments made to the contract.  The Contract Value will reflect:

•	Variable Account charges;

•	underlying mutual fund charges;

•	the investment performance of the underlying mutual funds;

•	any recapture of extra value credit; and

•	any outstanding loan balance plus accrued interest.

A CDSC may apply.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law.  The CDSC-free withdrawal privilege does not apply to full surrenders of the contract.  For purposes of the CDSC-free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire Contract Value; or

•	any single net surrender of 90% or more of the Contract Value.

Surrender (Redemption) After Annuitization

After the Annuitization Date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment.  All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met.  However, Contract Value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.  Nationwide issues this contract to participants in the

Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Surrenders Under a Tax Sheltered Annuity

Contract Owners of a Tax Sheltered Annuity may surrender part or all of their Contract Value before the earlier of the Annuitization Date or the annuitant's death, except as provided below:

(A)
Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the Contract Owner reaches age 59½, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions.  These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Loan Privilege

The loan privilege is only available to Contract Owners of Tax Sheltered Annuities.  Contract Owners of Tax Sheltered Annuities may take loans from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date.  Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code.  Loans may not be available in every state.  Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount.  Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer.  Loans may be taxable if a participant has additional loans from other plans.  The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)

*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed.  The loan processing fee, if assessed, will not exceed $25 per loan processed.  This fee compensates Nationwide for expenses related to administering and processing loans.  Loans are not available in all states.  In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the Sub-Accounts in proportion to the Contract Value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account.  Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral fixed account until the requested amount is reached.

No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full.  The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.  The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years.  However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.

Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan.  Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement.  Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan, plus accrued interest, if:

•	the Contract Owner takes a full surrender of the contract;

•	the Contract Owner/Annuitant dies;

•	the Contract Owner who is not the Annuitant dies prior to annuitization; or

•	the Contract Owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue.  A grace period may be available (please refer to the terms of the loan agreement).  If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower.  This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan.  Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount.  Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the Contract Owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract Owner may assign some or all rights under the contract.  An assignment must occur before annuitization while the Annuitant is alive.  Once proper notice of assignment is recorded at the Service Center, the assignment will become effective as of the date the written request was signed.

Investment-Only Contracts, IRAs, SEP IRAs, Simple IRAs, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment.  Nationwide is not liable for any payment or settlement made before the assignment is recorded.  Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.  Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Systematic Withdrawals

Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis.  Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.

The withdrawals will be taken from the Sub-Accounts proportionately unless Nationwide is instructed otherwise.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the Contract Owner.  The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.  If the Contract Owner did not elect the No CDSC Option and chooses to take Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege, and a given percentage of the Contract Value that is based on the Contract Owner's age.

This translates into CDSC-free Systematic Withdrawals equal to the greatest of:

(1)	the lesser of (a) or (b) where:

(a) is 10% of purchase payments that are otherwise subject to a CDSC (i.e. purchase payments that have been in the contract less than 7 years (84 months), minus withdrawals made from the contract that were subject to a CDSC; and

(b) is 10% of Contract Value;

(2)	an amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code; or

(3)	a percentage of the Contract Value based on the Contract Owner's age, as shown in the table that follows:

Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

Contract Value and Contract Owner's age are determined as of the date the request for the Systematic Withdrawal program is recorded by the Service Center.  For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any Contract Year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section.  The total amount of CDSC for that Contract Year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative.  Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs.  Nationwide also reserves the right to assess a processing fee for this service.  Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Examine and Cancel").

Annuity Commencement Date

The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. The Contract Owner may change the Annuity Commencement Date before annuitization.  This change must be submitted in writing to the Service Center and approved by Nationwide.

The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The Annuitization Date is the date that annuity payments begin.  The Annuitization Date will be the first day of a calendar month unless otherwise agreed.  The Annuitization Date must be at least 2 years after the contract is issued, but may not be later than:

•	the age (or date) specified in the contract (the Annuity Commencement Date as specified by the Contract Owner and reflected on the contract's data page); or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

For contracts issued as a Non-Qualified Contract or as a Roth-IRA contract, the Annuity Commencement Date is the Contract Owner's 90th birthday unless the Contract Owner specifies otherwise.

For all other types of contracts, the Annuity Commencement Date is the date when the Contract Owner reaches age 70½ unless the Contract Owner specifies otherwise.  The Contract Owner may not, however, extend the Annuity Commencement Date to a date after the Contract Owner's 90th birthday.  For joint owners the older Contract Owner's age will be used.

The Internal Revenue Code may require that distributions be made prior to the Annuitization Dates specified above (see "Required Distributions" in Appendix C: Contract Types and Tax Information).

Annuitization

Annuitization is the period during which annuity payments are received.  It is irrevocable once payments have begun.  Upon arrival of the Annuitization Date, the Annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization.  Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the Contract Owner.

If the Contract Owner does not elect an annuity payment option, a variable payment life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.  Once elected or assumed, the annuity payment option may not be changed.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1).	deducting applicable premium taxes from the total Contract Value; then

(2).	applying the Contract Value amount specified by the Contract Owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.  The underlying mutual funds available during annuitization are those underlying mutual funds shown in "Appendix A: Underwriting Mutual Funds."

The first payment under a variable payment annuity is determined on the Annuitization Date based on the Annuitant's age (in accordance with the contract) by:

(1)	deducting applicable premium taxes from the total Contract Value; then

(2)	applying the Contract Value amount specified by the Contract Owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of Annuity Units that will represent each monthly payment.  This is done by dividing the dollar amount of the first payment by the value of an Annuity Unit as of the Annuitization Date.  This number of Annuity Units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of Annuity Units by the Annuity Unit value for the Valuation Period in which the payment is due.  The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds.  Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity Unit values for Sub-Accounts are determined by:

(1)	multiplying the Annuity Unit value for the immediately preceding Valuation Period by the net investment factor for the subsequent Valuation Period (see "Determining the Contract Value"); and then

(2)	multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the Valuation Period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity.  Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity.  An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments.  Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing.  Exchanges will occur on each anniversary of the Annuitization Date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

•	the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the Contract Value; or

•
an annuity payment would be less than $100, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $100.  Payments will be made at least annually.

Nationwide will send annuity payments no later than 7 days after each annuity payment date.

Annuity Payment Options

Contract Owners must elect an annuity payment option before the Annuitization Date.

(1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the Annuitant.  Payments will end upon the Annuitant's death.  For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment.  The Annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2)
Joint and Last Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and a designated second individual.  If one of these parties dies, payments will continue for the lifetime of the survivor.  As is the case of the Life Annuity payment option, there is no guaranteed number of payments.  Payments end upon the death of the last surviving party, regardless of the number of payments received.  Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit payment will be paid.

(3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the Annuitant.  If the Annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the Annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum.  The present value will be computed as of the date Nationwide receives the notice of the Annuitant's death.

If the Contract Owner does not elect an annuity payment option, a life annuity with a guarantee period of 240 months will be the automatic form of payment upon annuitization.

Not all of the annuity payment options may be available in all states.  Contract Owners may request other options before the Annuitization Date.  These options are subject to Nationwide's approval.

Individual Retirement Annuities and Tax Sheltered Annuities are subject to minimum distribution requirements set forth in the plan, contract, and the Internal Revenue Code (see "Required Distributions" in "Appendix C: Contract Types and Tax Information").

Death Benefits

Death of Contract Owner - Non-Qualified Contracts

If the Contract Owner who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the joint owner becomes the Contract Owner.  If no joint owner is named, the contingent owner becomes the Contract Owner.  If no contingent owner is named, the last surviving Contract Owner's estate becomes the Contract Owner.

If the Contract Owner and Annuitant are the same, and the Contract Owner/Annuitant dies before the Annuitization Date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

Death of Annuitant - Non-Qualified Contracts

If the Annuitant who is not a Contract Owner dies before the Annuitization Date, a death benefit is payable to the beneficiary unless a contingent annuitant is named.  If a contingent annuitant is named, the contingent annuitant becomes the Annuitant and no death benefit is payable.

If no beneficiaries survive the Annuitant, the contingent beneficiary(ies) receives the death benefit.  Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.

If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a Contract Owner who is also the Annuitant dies before the Annuitization Date, a death benefit is payable according to the "Death of Annuitant – Non-Qualified Contracts" in "Appendix C: Contract Types and Tax Information."

A joint owner will receive a death benefit if a Contract Owner/Annuitant dies before the Annuitization Date.

If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

In lieu of the standard death benefit, an applicant can elect an available death benefit option at the time of application.  Not all death benefit options may be available in all states.  If no optional death benefit is elected at the time of application, the death benefit will equal the Contract Value.

The beneficiary may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the Annuitant's death.  Death benefit claims must be submitted to the Service Center.  If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum.

The death benefit value is determined as of the date Nationwide receives:

(1)	proper proof of the Annuitant's death;

(2)	an election specifying the distribution method; and

(3)	any state required form(s).

Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with instructions for payment of death benefit proceeds.  After the first beneficiary provides these instructions, the Contract Value for all beneficiaries will be allocated to the available money market Sub-Account until instructions are received from the beneficiary(ies) to allocate their Contract Value in another manner.

Highest Anniversary Death Benefit Option

If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) or the partial surrender(s).

Highest Anniversary or 5% Enhanced Death Benefit Option

The Highest Anniversary or 5% Enhanced Death Benefit Option is only available for contracts issued prior to May 1, 2004.  If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:

(1)	the Contract Value;

(2)	the total of all purchase payments less an adjustment for amounts surrendered;

(3)
the highest Contract Value on any contract anniversary before the Annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)	the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the Contract Value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the Annuitant's 86th birthday.  Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered.  The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of partial surrender(s).

Statements and Reports

Nationwide will mail Contract Owners statements and reports.  Therefore, Contract Owners should promptly notify the Service Center of any address change.

These mailings will contain:

•	statements showing the contract's quarterly activity;

•
confirmation statements showing transactions that affect the contract's value.  Confirmation statements will not be sent for recurring transactions (i.e., salary reduction programs).  Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract Owners can receive information from Nationwide faster and reduce the amount of mail they receive by signing up for Nationwide's eDelivery program.  Nationwide will notify Contract Owners by email when important documents (statements, prospectuses and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to www.nationwide.com/login.

Contract Owners should review statements and confirmations carefully.  All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract.  Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF CONTRACT OWNER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s).  Household delivery will continue for the life of the contracts.

A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center.  Nationwide will reinstitute individual delivery within 30 days of receiving such notification.

Legal Proceedings

Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996.  NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base.  NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates.  The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted.  Regulatory proceedings also could affect the outcome of one or more of the Company's litigation matters.  Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty.  Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages.  In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period.  In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available.  The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's consolidated financial position.  Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's consolidated financial position or results of operations in a particular quarter or annual period.

The financial services industry has been the subject of increasing scrutiny on a broad range of issues by regulators and legislators.  The Company and/or its affiliates have been contacted by, self reported or received subpoenas from state and federal regulatory agencies, including the Securities and Exchange Commission, and other governmental bodies, state securities law regulators and state attorneys general for information relating to, among other things, sales compensation, the allocation of compensation, unsuitable sales or replacement practices, and claims handling and escheatment practices.  The Company is cooperating with and responding to regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC) in responding to these inquiries to the extent that any inquiries encompass NMIC's operations.

On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members.  On October 22, 2010, the parties to this action executed a stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case, subject to the Circuit Courts' approval.  The Courts have approved the settlement and the settlement amounts have been paid, but have not yet been distributed to class members.  On February 28, 2011, the Court in the Gwin case entered an Order permitting ASEA/PEBCO to assert indemnification claims for attorneys' fees and costs, but barring them from asserting any other claims for indemnification.  On April 22, 2011, ASEA and PEBCO filed a second amended cross claim complaint in the Gwin case against NRS and NLIC seeking indemnification.  These claims seeking indemnification remain severed.  On April 29, 2011, the Companies filed a motion to dismiss ASEA’s and PEBCO’s amended cross complaint or alternatively for summary judgment.  On December 6, 2011 the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for the Coker (Gwin) class action, that NRS does not have a duty to indemnify ASEA and PEBCO for fees associated with the Interpleader action that NRS filed in Montgomery County and dismissing NLIC.  On December 31, 2011, the Court denied the Company’s motion to certify this order for an interlocutory appeal.  NRS continues to defend this case vigorously.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company.  In the plaintiffs' sixth amended complaint, filed November 18, 2009, they amended the list of named plaintiffs and claim to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC.  The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds.  The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees.  On November 6, 2009, the Court granted the plaintiff's motion for class certification and certified a class of "All trustees of all employee pension benefit plans covered by ERISA which had variable annuity contracts with NFS and NLIC or whose participants had individual variable annuity contracts with NFS and NLIC at any time from January 1, 1996, or the first date NFS and NLIC began receiving payments from mutual funds based on a percentage of assets invested in the funds by NFS and NLIC, whichever came first, to the date of November 6, 2009".  On October 20, 2010, the Second Circuit Court of Appeals granted NLIC's 23(f) petition agreeing to hear an appeal of the District Court's order granting class certification.  On October 21, 2010, the District Court dismissed NFS from the lawsuit.  On October 27, 2010, the District Court stayed the underlying action pending a decision from the Second Circuit Court of Appeals.  On February 6, 2012, the Second Circuit Court of Appeals vacated the class certification order that was issued on November 6, 2009 and remanded the case back to the District Court for further consideration.  The plaintiffs have renewed their motion for class certification.  On March 30, 2012, the Company filed its brief in opposition to the class certification motion.  NLIC continues to defend this lawsuit vigorously.

On May 14, 2010, NLIC was named in a lawsuit filed in the Western District of New York entitled Sandra L. Meidenbauer, on behalf of herself and all others similarly situated v. Nationwide Life Insurance Company.  The plaintiff claims to represent a class of all individuals who purchased a variable life insurance policy from NLIC during an unspecified period.  The complaint claims breach of contract, alleging that NLIC charged excessive monthly deductions and costs of insurance resulting in reduced policy values and, in some cases, premature lapsing of policies.  The complaint seeks reimbursement of excessive charges, costs, interest, attorney's fees, and other relief.  NLIC filed a motion to dismiss the complaint on July 23, 2010.  NLIC filed a motion to disqualify the proposed class representative on August 27, 2010.  Plaintiff filed a motion to amend the complaint on September 17, 2010, and NLIC filed an opposition to the motion to amend on November 2, 2010.  On October 13, 2011, plaintiff voluntarily dismissed the lawsuit without prejudice.  In other non-Nationwide cases, plaintiff's counsel has re-filed actions. The Company will continue to monitor developments, but will conclude this matter.

On October 22, 2010, NRS was named in a lawsuit filed in the U.S. District Court, Middle District of Florida, Orlando Division entitled Camille McCullough, and Melanie Monroe, Individually and on behalf of all others similarly situated v. National Association of Counties, NACo Research Foundation, NACo Financial Services Corp., NACo Financial Center, and Nationwide Retirement Solutions, Inc.  The Plaintiffs' First Amended Class Action Complaint and Demand for Jury Trial was filed on February 18, 2011.  If the Court determined that the Plan was governed by ERISA, then Plaintiffs sought to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the six years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in the Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  If the Court determined that the Plan was not governed by ERISA, then the Plaintiffs sough to represent a class of "All natural persons in the U.S. who are currently employed or previously were employed at any point during the four years preceding the date Plaintiffs filed their Original Class Action Complaint, by a government entity that is or was a member of the National Association of Counties, and who participate or participated in a Section 457 Deferred Compensation Plan for Public Employees endorsed by the National Association of Counties and administered by Nationwide Retirement Solutions, Inc."  The First Amended Complaint alleged ERISA Violation, Breach of Fiduciary Duty - NACo, Aiding and Abetting Breach of Fiduciary Duty - Nationwide, Breach of Fiduciary Duty - Nationwide, and Aiding and Abetting Breach of Fiduciary Duty - NACo.  The First Amended Complaint asked for actual damages, lost profits, lost opportunity costs, restitution, and/or other injunctive or other relief, including without limitation (a) ordering Nationwide and NACo to restore all plan losses, (b) ordering Nationwide to refund all fees associated with Nationwide's Plan to Plaintiffs and Class members, (c) ordering NACo and Nationwide to pay the expenses and losses incurred by Plaintiffs and/or any Class member as a proximate result of Defendants' breaches of fiduciary duty, (d) forcing NACo to forfeit the fees that NACo received from Nationwide for promoting and endorsing its Plan and disgorging all profits, benefits, and other compensation obtained by NACo from its wrongful conduct, and (e) awarding Plaintiff and Class members their reasonable and necessary attorney's fees and cost incurred in connection with this suit, punitive damages, and pre-judgment and post judgment interest, at the highest rates allowed by law, on the damages awarded.  On March 21, 2011, the Company filed a motion to dismiss the plaintiffs' first amended complaint. On July 1, 2011, the plaintiffs filed their motion for class certification and later sought to amend their complaint.  On November 25, 2011 the District Court entered an Order granting NACo's motion to dismiss, NRS's motion to dismiss, denying plaintiffs' motion to file an amended complaint, that all other remaining pending motions are moot, dismissing the class-wide claims with prejudice, dismissing individual claims without prejudice, and ordering the Clerk to close this case.  On December 27, 2011, the plaintiffs filed a notice of appeal.  The parties have agreed to resolve the dispute on an individual basis and as part of that settlement will not pursue any further appeal.  The Company intends to defend this case vigorously.

On December 27, 2006, NLIC and NRS were named as defendants in a lawsuit filed in Circuit Court, Cole County Missouri entitled State of Missouri, Office of Administration, and Missouri State Employees Deferred Comp Plan v. NLIC and NRS.  The complaint seeks recovery for breach of contract and breach of the implied covenant of good faith and fair dealing against NLIC and NRS as well as a breach of fiduciary duty against NRS.  The complaint seeks to recover the amount of the market value adjustment withheld by NLIC ($19 million), prejudgment interest, loss of investment income from ING due to the Companies’ assessment of the market value adjustment.  On March 8, 2007 the Companies filed a motion to remove this case from state court to federal court in Missouri.  On March 20, 2007 the State filed a motion to remand to state court and to stay court order.  On April 3, 2007 the case was remanded to state court.  On June 25, 2007 the Companies filed an Answer.  On October 16, 2009, the plaintiff filed a partial motion for summary judgment.  On November 20, 2009, the Companies filed a response to the plaintiff's motion for summary judgment and also filed a motion for summary judgment on behalf of the Companies.  On February 26, 2010, the court denied Missouri's partial motion for summary judgment and granted the Companies’ motion for summary judgment and dismissed the case.  On March 8, 2011, the Missouri Court of Appeals reversed the granting of the Companies’ motion for summary judgment and directed the trial court to enter judgment in favor of the State and against the Companies in the amount of $19 million, plus statutory interest at the rate of 9% per annum from June 2, 2006.  On March 22, 2011, the Companies filed with the Missouri Court of Appeals, a motion for rehearing and an application for transfer to the Supreme Court of Missouri.  On May 3, 2011, the Missouri Court of Appeals for the Western District overruled the Companies’ motion for rehearing and denied the motion to transfer the case to the Missouri Supreme Court.  On June 28, 2011, the Companies’ application to the Missouri Supreme Court to hear a further appeal was denied.  On July 1, 2011, the Companies paid the amount of the judgment plus simple interest at 9%.  On August 9, 2011, the plaintiffs filed a Satisfaction of Judgment.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald Clark, on their behalf and on behalf of the class defined herein v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company.  The complaint alleges that Nationwide has an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables.  The complaint further alleges that Nationwide is not conducting such a review.  The complaint seeks injunctive relief and declaratory judgment requiring Nationwide to conduct such a review, and alleges Nationwide has violated the covenant of good faith and fair dealing and has been unjustly enriched by not having conducted such reviews.  The complaint seeks certification as a class action.  Nationwide removed the case to federal court on July 6, 2011.  Plaintiffs filed a motion to remand to state court on August 8, 2011.  On October 26, 2011, the Northern District of Ohio remanded the case to Ohio State court.  Nationwide appealed the order to remand on November 4, 2011.  Including Andrews, there are four similar class actions in Ohio: two against Western & Southern; one against Cincinnati Life.  At the case management conference on November 21, 2011, the State Court ordered Plaintiffs to file an opposition to the motion to dismiss that Nationwide filed in federal court.  Plaintiffs filed their opposition to Nationwide’s motion to dismiss on December 19, 2011.  By order dated January 18, 2012, the State Court issued an order dismissing the lawsuit.  The court issued its opinion on January 23, 2012.  On January 30, 2012, plaintiffs filed their appeal.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-62692

Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.  Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund in which this Sub-Account invests assesses (or reserves the right to assess) a Short-Term Trading Fee (see "Short-Term Trading Fees" earlier in the prospectus).
FF:
The underlying mutual fund corresponding to this Sub-Account may invest in other mutual funds.  Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors.  As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds.

ATF:	This Sub-Account is an Actively Traded Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).
LTF:	This Sub-Account is a Limited Transfer Fund (see "Frequent Trading and Transfer Restrictions" earlier in the prospectus).

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
Designation: STTF, LTF

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF

BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF

Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF

Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF

Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio:  Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Money Management, Inc., Fidelity
Investments Japan Limited, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF

Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Investments Money Management, Inc., Fidelity
Management & Research (U.K.) Inc., Fidelity Research & Analysis Company,
Fidelity Investments Japan Limited, Fidelity International Investment Advisors,
Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Long-term capital appreciation.
Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity Investments Japan Limited, Fidelity
International Investment Advisors, Fidelity International Investment Advisors
(U.K.) Limited
Investment Objective:	Reasonable income.
Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research
& Analysis Company, Fidelity International Investment Advisors, Fidelity
International Investment Advisors (U.K.) Limited, Fidelity Investments Japan
Limited
Investment Objective:	Capital appreciation.
Designation: STTF, LTF

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments
Japan Limited, Fidelity International Investment Advisors, Fidelity International
Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF, LTF

Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF

Guggenheim Variable Fund - All-Asset Aggressive Strategy  (formerly,  Rydex Variable Trust - All-Asset Aggressive Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks growth of capital.
Designation: FF, LTF

Guggenheim Variable Fund - All-Asset Conservative Strategy (formerly, Rydex Variable Trust - All-Asset Conservative Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Primarily seeks preservation of capital and, secondarily seeks long-term growth of capital.
Designation: FF, LTF

Guggenheim Variable Fund - All-Asset Moderate Strategy  (formerly, Rydex Variable Trust - All-Asset Moderate Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Primarily seeks growth of capital and, secondarily seeks preservation of capital.
Designation: FF, LTF

Guggenheim Variable Fund - Alternative Strategies Allocation (formerly, Rydex Variable Trust - Alternative Strategies Allocation Fund)
Investment Advisor:	Security Global Investors
Investment Objective:	Seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.
Designation: LTF

Guggenheim Variable Fund - CLS AdvisorOne Amerigo (formerly, Rydex Variable Trust - Amerigo Fund)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF

Guggenheim Variable Fund - CLS AdvisorOne Clermont (formerly, Rydex Variable Trust - Clermont Fund)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF

Guggenheim Variable Fund - CLS AdvisorOne Select Allocation (formerly, Rydex Variable Trust - Select Allocation Fund)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF

Guggenheim Variable Fund - DWA Flexible Allocation (formerly, Rydex Variable Trust - DWA Flexible Allocation Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide capital appreciation with capital preservation as a secondary objective.
Designation: LTF

Guggenheim Variable Fund - DWA Sector Rotation (formerly, Rydex Variable Trust - DWA Sector Rotation Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide long-term capital appreciation.
Designation: LTF

Guggenheim Variable Fund - Managed Futures Strategy (formerly, Rydex Variable Trust - Managed Futures Strategy Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF

Guggenheim Variable Fund - Multi-Hedge Strategies (formerly, Rydex Variable Trust - Multi-Hedge Strategies Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF

Guggenheim Variable Fund - U.S. Long Short Momentum (formerly, Rydex Variable Trust - U.S. Long Short Momentum Fund)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF

Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	Seeks high total return over the long term.
Designation: LTF

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital over the long term.
Designation: LTF

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other
Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor
Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: STTF, FF, LTF

Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and
Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company,
LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 24, 2009
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Neuberger Berman
Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Columbia Management
Investment Advisers, LLC; Thompson, Siegel & Walmsley LLC
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Waddell & Reed Investment Management Company; OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital growth.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P.
Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management;
Neuberger Berman Management, Inc.; Putnam Investment Management, LLC;
and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc. and Diamond Hill Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: STTF, LTF

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF

PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum real return.
Designation: LTF

PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF

PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed
Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF

Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF

ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the “Fund”) seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF

ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF

ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.
Designation: ATF

ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials
Index.
Designation: ATF

ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500
Index.
Designation: ATF

ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
Designation: ATF

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.
Designation: ATF

ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods
Index.
Designation: ATF

ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services
Index.
Designation: ATF

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York
Mellon Emerging Markets 50 ADR Index.
Designation: ATF

ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF

ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.
Designation: ATF

ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index
Designation: ATF

ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.
Designation: ATF

ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley
Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.
Designation: ATF

ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.
Designation: ATF

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF

ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.
Designation: ATF

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals
Index.
Designation: ATF

ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.
Designation: ATF

ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.
Designation: ATF

ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-
year U.S. Treasury Bond (“Long Bond”).
Designation: ATF

ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors
Index.
Designation: ATF

ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR Index.
Designation: ATF

ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East
(“MSCI EAFE”) Index.
Designation: ATF

ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse
(opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.
Designation: ATF

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S Telecommunications
Index.
Designation: ATF

ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long
Bond”).
Designation: ATF

ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%)
the daily performance of the NASDAQ-100 Index.
Designation: ATF

ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF

ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.
Designation: ATF

Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF

Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF

Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the
Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF

Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF

Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF

Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF

Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF

Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones
STOXX 50 Index.
Designation: ATF

Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF

Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF

Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF

Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF

Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Long Treasury Bond.
Designation: ATF

Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
S&P Mid Cap 400® Index.
Designation: ATF

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the
Russell 2000 Index®.
Designation: ATF

Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the
S&P 500® Index.
Designation: ATF

Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225
Stock Average.
Designation: ATF

Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF

Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400® Index.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the
NASDAQ 100 Index®.
Designation: ATF

Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ
100 Index®.
Designation: ATF

Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P
500® Index.
Designation: ATF

Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF

Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF

Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000
Index®.
Designation: ATF

Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P
500® Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
500/Pure Value Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap
400/Pure Value Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Pure Growth Index.
Designation: ATF

Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P
SmallCap 600/Pure Value Index.
Designation: ATF

Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S.
Dollar Index.
Designation: ATF

Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF

Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF

Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF

Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S.
Dollar Index.
Designation: ATF

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF

The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF

The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities.
Income is a secondary consideration.
Designation: LTF

Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.15%) and contracts with all available optional benefits available on December 31, 2011 (the maximum Variable Account charge of 2.05%).  The term "Period" is defined as a complete calendar year, unless otherwise noted.  Those Periods with an (*) reflect Accumulation Unit information for a partial year only.  Should the Variable Account charges applicable to your contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your contract, please contact the Service Center to request the Statement of Additional Information.

The following funds were added to the Variable Account effective May 1, 2012, therefore, no Condensed Financial Information is available:

Direxion Insurance Trust
•	Dynamic VP HY Bond Fund

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Service Class 2R

No Additional Contract Options Elected - 1.15%
Variable account charges of the daily net assets of the variable account - 1.15%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.092887	-9.07%	268
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.649990	6.50%	46,476
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.840872	12.069015	1.93%	70,531
2010	10.493978	11.840872	12.83%	73,760
2009	8.989294	10.493978	16.74%	92,609
2008	13.902389	8.989294	-35.34%	84,217
2007	14.074488	13.902389	-1.22%	118,419
2006	12.159935	14.074488	15.74%	192,225
2005	11.756563	12.159935	3.43%	100,746
2004	10.525732	11.756563	11.69%	62,053
2003	8.231800	10.525732	27.87%	21,322
2002*	10.000000	8.231800	-17.68%	27,149

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.971372	10.961243	-0.09%	10,396
2010	9.559437	10.971372	14.77%	23,683
2009	7.188079	9.559437	32.99%	20,826
2008	12.434677	7.188079	-42.19%	16,458
2007	10.393580	12.434677	19.64%	45,630
2006	10.870614	10.393580	-4.39%	79,699
2005	10.763398	10.870614	1.00%	89,757
2004	9.837267	10.763398	9.41%	24,037
2003	7.965593	9.837267	23.50%	3,681
2002*	10.000000	7.965593	-20.34%	20,383
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.683949	13.664134	-0.14%	67,142
2010	12.204817	13.683949	12.12%	90,175
2009	10.301128	12.204817	18.48%	105,185
2008	14.231919	10.301128	-27.62%	144,035
2007	15.178318	14.231919	-6.24%	146,727
2006	12.940540	15.178318	17.29%	312,472
2005	12.463283	12.940540	3.83%	170,033
2004	11.027630	12.463283	13.02%	129,405
2003	8.650683	11.027630	27.48%	38,324
2002*	10.000000	8.650683	-13.49%	25,164
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.630831	10.126286	-4.75%	424,086
2010*	10.000000	10.630831	6.31%	267,792
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.855684	10.236918	-13.65%	25,811
2010*	10.000000	11.855684	18.56%	11,810
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.105894	-8.94%	46,937
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.106491	15.477918	-3.90%	120,161
2010	13.933018	16.106491	15.60%	155,708
2009	10.405189	13.933018	33.90%	201,766
2008	18.367123	10.405189	-43.35%	337,282
2007	15.841706	18.367123	15.94%	513,488
2006	14.382262	15.841706	10.15%	393,422
2005	12.469773	14.382262	15.34%	373,815
2004	10.955525	12.469773	13.82%	132,240
2003	8.646375	10.955525	26.71%	60,835
2002*	10.000000	8.646375	-13.54%	25,529

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.832260	11.778884	-0.45%	83,959
2010	10.417301	11.832260	13.58%	115,306
2009	8.109964	10.417301	28.45%	176,781
2008	14.347754	8.109964	-43.48%	224,634
2007	14.333388	14.347754	0.10%	308,261
2006	12.094235	14.333388	18.51%	444,759
2005	11.584614	12.094235	4.40%	260,419
2004	10.541627	11.584614	9.89%	98,808
2003	8.196128	10.541627	28.62%	31,947
2002*	10.000000	8.196128	-18.04%	5,085
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.048369	10.919174	-1.17%	121,485
2010	9.023836	11.048369	22.44%	120,991
2009	7.133178	9.023836	26.51%	162,815
2008	13.695686	7.133178	-47.92%	126,202
2007	10.939741	13.695686	25.19%	462,950
2006	10.383122	10.939741	5.36%	134,259
2005	9.953899	10.383122	4.31%	200,685
2004	9.764143	9.953899	1.94%	66,766
2003	7.454945	9.764143	30.98%	35,482
2002*	10.000000	7.454945	-25.45%	10,092
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.429885	10.151217	-2.67%	39,808
2010*	10.000000	10.429885	4.30%	45,436
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.416515	9.855581	-5.39%	5,960
2010*	10.000000	10.416515	4.17%	28,852
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.201728	9.953345	-2.43%	51,291
2010*	10.000000	10.201728	2.02%	53,507
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.152476	9.754393	-3.92%	85,683
2010*	10.000000	10.152476	1.52%	121,324
Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.670961	9.265760	-4.19%	106,987
2010	9.843443	9.670961	-1.75%	118,018
2009	9.873706	9.843443	-0.31%	18,517
2008*	10.000000	9.873706	-1.26%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.939377	9.108003	-8.36%	398,585
2010	8.733167	9.939377	13.81%	410,855
2009	6.337416	8.733167	37.80%	246,971
2008	11.265455	6.337416	-43.74%	102,581
2007	10.017545	11.265455	12.46%	250,428

Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.668268	9.530838	-1.42%	227,353
2010	8.812545	9.668268	9.71%	178,152
2009	7.272727	8.812545	21.17%	88,589
2008	10.521594	7.272727	-30.88%	29,545
2007	10.020827	10.521594	5.00%	40,251
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.315454	8.820814	-5.31%	252,486
2010	8.284648	9.315454	12.44%	252,111
2009	6.171830	8.284648	34.23%	121,898
2008	10.790387	6.171830	-42.80%	43,679
2007*	10.000000	10.790387	7.90%	46,078
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.808041	8.615157	-12.16%	261,881
2010*	10.000000	9.808041	-1.92%	324,085
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.587483	8.784314	-8.38%	439,806
2010*	10.000000	9.587483	-4.13%	645,130
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.797988	7.946695	-9.68%	212,712
2010	9.226584	8.797988	-4.65%	195,472
2009	9.724310	9.226584	-5.12%	191,817
2008*	10.000000	9.724310	-2.76%	19,804
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.784243	8.977036	2.19%	177,994
2010	8.369048	8.784243	4.96%	222,802
2009	8.753879	8.369048	-4.40%	183,098
2008	10.895483	8.753879	-19.66%	243,561
2007	10.615800	10.895483	2.63%	229,357
2006	10.070102	10.615800	5.42%	234,528
2005*	10.000000	10.070102	0.70%	7,604
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.167221	12.161921	-7.63%	138,911
2010	11.977801	13.167221	9.93%	192,125
2009	9.519028	11.977801	25.83%	207,602
2008	16.249173	9.519028	-41.42%	304,753
2007	13.392897	16.249173	21.33%	424,680
2006	12.163376	13.392897	10.11%	367,419
2005	10.820869	12.163376	12.41%	389,481
2004	9.887358	10.820869	9.44%	267,788
2003	7.700099	9.887358	28.41%	202,112
2002*	10.000000	7.700099	-23.00%	148,681
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450864	9.586475	-8.27%	301,931
2010*	10.000000	10.450864	4.51%	254,838

MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.478912	-5.21%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.336248	-6.64%	10,333
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.927828	13.266020	2.62%	1,161,481
2010	11.557222	12.927828	11.86%	1,293,214
2009	8.003576	11.557222	44.40%	1,417,507
2008	11.260798	8.003576	-28.93%	435,022
2007	11.042678	11.260798	1.98%	74,710
2006	10.100274	11.042678	9.33%	48,074
2005*	10.000000	10.100274	1.00%	5,276
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.753887	9.952402	-7.45%	3,923
2010*	10.000000	10.753887	7.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.482360	10.222686	-2.48%	25,765
2010*	10.000000	10.482360	4.82%	13,184
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.601405	10.118419	-4.56%	59,317
2010*	10.000000	10.601405	6.01%	22,418
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.297554	10.323006	0.25%	165,705
2010*	10.000000	10.297554	2.98%	219,225
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.535235	10.171398	-3.45%	84,854
2010*	10.000000	10.535235	5.35%	89,462
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.667009	10.051996	-5.77%	29,203
2010*	10.000000	10.667009	6.67%	45,815
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419519	10.272091	-1.41%	3,333
2010*	10.000000	10.419519	4.20%	3,581
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.272149	2.72%	54,265
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.283909	8.656601	-23.28%	28,400
2010*	10.000000	11.283909	12.84%	49,206

Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.729095	14.556856	6.03%	385,437
2010	13.253915	13.729095	3.59%	462,900
2009	13.056405	13.253915	1.51%	444,897
2008	12.260965	13.056405	6.49%	372,432
2007	11.576159	12.260965	5.92%	374,061
2006	11.331337	11.576159	2.16%	243,870
2005	11.109557	11.331337	2.00%	205,176
2004	10.883104	11.109557	2.08%	183,065
2003	10.781715	10.883104	0.94%	98,862
2002*	10.000000	10.781715	7.82%	68,307
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.850933	12.203280	-5.04%	65,505
2010	11.347314	12.850933	13.25%	76,789
2009	9.012803	11.347314	25.90%	161,790
2008	14.446779	9.012803	-37.61%	80,923
2007	13.792855	14.446779	4.74%	147,495
2006	11.933820	13.792855	15.58%	164,066
2005	11.182797	11.933820	6.72%	117,629
2004*	10.000000	11.182797	11.83%	19,888
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.412073	10.382339	-0.29%	4,106
2010*	10.000000	10.412073	4.12%	3,930
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.513870	10.290929	-2.12%	14,245
2010*	10.000000	10.513870	5.14%	15,624
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.139130	12.352754	1.76%	288,056
2010	11.592735	12.139130	4.71%	270,069
2009	10.735031	11.592735	7.99%	229,890
2008	11.574684	10.735031	-7.25%	179,945
2007	11.107227	11.574684	4.21%	71,721
2006	10.586857	11.107227	4.92%	168,038
2005	10.358800	10.586857	2.20%	145,586
2004*	10.000000	10.358800	3.59%	19,100
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.685958	12.535476	-1.19%	291,461
2010	11.576707	12.685958	9.58%	257,889
2009	9.810602	11.576707	18.00%	288,608
2008	12.951058	9.810602	-24.25%	257,289
2007	12.395483	12.951058	4.48%	241,782
2006	11.251640	12.395483	10.17%	193,260
2005	10.788731	11.251640	4.29%	177,123
2004*	10.000000	10.788731	7.89%	42,257

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.884599	12.463637	-3.27%	109,974
2010	11.543390	12.884599	11.62%	168,855
2009	9.396950	11.543390	22.84%	228,739
2008	13.855661	9.396950	-32.18%	254,642
2007	13.204627	13.855661	4.93%	276,663
2006	11.660052	13.204627	13.25%	203,994
2005	11.007650	11.660052	5.93%	143,753
2004*	10.000000	11.007650	10.08%	40,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.513010	12.637250	0.99%	106,804
2010	11.670673	12.513010	7.22%	106,082
2009	10.299503	11.670673	13.31%	87,095
2008	12.261815	10.299503	-16.00%	95,423
2007	11.722961	12.261815	4.60%	96,259
2006	10.940589	11.722961	7.15%	71,702
2005	10.575547	10.940589	3.45%	50,033
2004*	10.000000	10.575547	5.76%	3,176
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.878753	9.765464	-1.15%	4,184,346
2010	9.993664	9.878753	-1.15%	4,145,662
2009*	10.000000	9.993664	-0.06%	5,551,458
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.164071	9.973886	-10.66%	17,549
2010*	10.000000	11.164071	11.64%	14,035
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.635071	8.788889	-17.36%	10,174
2010*	10.000000	10.635071	6.35%	1,609
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.785475	10.317057	-4.34%	17,281
2010*	10.000000	10.785475	7.85%	2,037
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.281595	9.544369	-7.17%	12,586
2010*	10.000000	10.281595	2.82%	537
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.441634	14.618790	-5.33%	4,403
2010	12.317693	15.441634	25.36%	7,026
2009*	10.000000	12.317693	23.18%	11,109
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.243957	10.620190	-5.55%	19,304
2010*	10.000000	11.243957	12.44%	31,796

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.796900	10.425238	-3.44%	5,288
2010*	10.000000	10.796900	7.97%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.455788	10.268435	-1.79%	16,747
2010	8.434251	10.455788	23.97%	17,423
2009	6.685086	8.434251	26.17%	5,529
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.608612	13.695421	-6.25%	8,968
2010	11.676486	14.608612	25.11%	13,131
2009	9.350568	11.676486	24.87%	9,208
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.131524	15.062103	-6.63%	27,020
2010	13.018887	16.131524	23.91%	27,404
2009	9.775295	13.018887	33.18%	38,329
2008	15.992248	9.775295	-38.87%	31,216
2007	15.844886	15.992248	0.93%	41,911
2006	14.303059	15.844886	10.78%	81,632
2005	12.883483	14.303059	11.02%	66,403
2004	10.946885	12.883483	17.69%	15,245
2003	7.854705	10.946885	39.37%	17,820
2002*	10.000000	7.854705	-21.45%	4,672
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.443881	11.401467	-0.37%	18,176
2010	10.202484	11.443881	12.17%	5,011
2009	8.180732	10.202484	24.71%	2,977
2008	14.157586	8.180732	-42.22%	4,894
2007	13.235171	14.157586	6.97%	17,123
2006	11.774685	13.235171	12.40%	59,194
2005	11.095617	11.774685	6.12%	51,523
2004	10.219517	11.095617	8.57%	6,367
2003	8.109700	10.219517	26.02%	2,560
2002*	10.000000	8.109700	-18.90%	4,433
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.965957	-0.34%	148,246
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.545134	-4.55%	231,715
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.267049	11.211470	-8.60%	19,984
2010*	10.000000	12.267049	22.67%	23,613
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.610842	11.140588	4.99%	62,265
2010*	10.000000	10.610842	6.11%	212,170

PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.902661	11.684694	7.17%	30,001
2010*	10.000000	10.902661	9.03%	15,870
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.898068	11.576295	6.22%	63,277
2010*	10.000000	10.898068	8.98%	66,198
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602429	10.819751	2.05%	272,532
2010*	10.000000	10.602429	6.02%	303,175
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.833932	-1.66%	24,302
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.014102	0.14%	142,965
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.214462	8.467769	-24.49%	46,926
2010*	10.000000	11.214462	12.14%	86,823
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833857	10.492107	-3.15%	30,735
2010*	10.000000	10.833857	8.34%	47,905
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.899347	11.070022	1.57%	31,269
2010*	10.000000	10.899347	8.99%	56,281
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.131138	8.032787	-27.83%	6,441
2010*	10.000000	11.131138	11.31%	28,513
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.468545	-25.31%	6
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.727250	-22.73%	5,626
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.984118	8.091944	-9.93%	24,922
2010*	10.000000	8.984118	-10.16%	53,128
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.362623	-6.37%	713

ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.381518	10.262459	-1.15%	60,895
2010*	10.000000	10.381518	3.82%	29,423
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.896459	-1.04%	3,461
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.646469	-3.54%	1,561
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.024282	8.750409	-20.63%	31,490
2010*	10.000000	11.024282	10.24%	98,971
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.608140	9.554602	-9.93%	2,193
2010*	10.000000	10.608140	6.08%	0
ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.283256	-17.17%	7
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.611633	-3.88%	4,573
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.740898	-12.59%	1,246
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.873060	9.207002	-15.32%	34,252
2010*	10.000000	10.873060	8.73%	73,324
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.466646	-15.33%	392
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.934040	7.194145	-19.47%	7,891
2010*	10.000000	8.934040	-10.66%	162
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.786581	10.817934	0.29%	77,265
2010*	10.000000	10.786581	7.87%	8,547
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.082122	11.201005	1.07%	16,448
2010*	10.000000	11.082122	10.82%	36,763
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.405457	4.05%	7,074

ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.291697	-17.08%	49,065
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.284934	-7.15%	4,735
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.814301	5.445583	-38.22%	26,889
2010*	10.000000	8.814301	-11.86%	11,654
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.820362	-11.80%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.342637	9.126074	9.39%	373
2010*	10.000000	8.342637	-16.57%	782
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.546855	8.601065	0.63%	324
2010*	10.000000	8.546855	-14.53%	1,389
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.683074	7.684226	-11.50%	165
2010*	10.000000	8.683074	-13.17%	2,797
ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.285502	-7.14%	1,673
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.528127	-4.72%	378
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.545466	14.960360	41.87%	20,736
2010*	10.000000	10.545466	5.45%	90,588
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.394429	11.129129	-2.33%	22,877
2010*	10.000000	11.394429	13.94%	12,189
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.389126	5.684453	-23.07%	169
2010*	10.000000	7.389126	-26.11%	170
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.827258	8.27%	18,290

Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.052969	5.422063	-23.12%	75,105
2010	6.312005	7.052969	11.74%	134,051
2009	6.612566	6.312005	-4.55%	59,851
2008	11.370105	6.612566	-41.84%	127,232
2007	15.775194	11.370105	-27.92%	75,935
2006	14.345009	15.775194	9.97%	91,962
2005	14.924061	14.345009	-3.88%	39,053
2004	13.158620	14.924061	13.42%	41,009
2003	10.104478	13.158620	30.23%	73,221
2002	10.302548	10.104478	-1.92%	25,905
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	25.487828	21.048101	-17.42%	84,840
2010	20.354782	25.487828	25.22%	159,935
2009	13.245718	20.354782	53.67%	131,995
2008	24.541698	13.245718	-46.03%	124,992
2007	18.533610	24.541698	32.42%	335,938
2006	15.330613	18.533610	20.89%	270,767
2005	14.906475	15.330613	2.85%	132,249
2004	12.479977	14.906475	19.44%	217,906
2003	9.603806	12.479977	29.95%	379,381
2002	11.135186	9.603806	-13.75%	10,189
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.446590	11.420351	9.32%	81,328
2010	9.546440	10.446590	9.43%	83,696
2009	8.160831	9.546440	16.98%	89,296
2008	9.357862	8.160831	-12.79%	269,603
2007	9.067923	9.357862	3.20%	94,051
2006	9.488486	9.067923	-4.43%	79,873
2005	8.673278	9.488486	9.40%	242,690
2004	8.678797	8.673278	-0.06%	41,954
2003	6.177872	8.678797	40.48%	108,631
2002	11.436499	6.177872	-45.98%	19,412
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.515556	5.089993	-7.72%	305,081
2010	5.164979	5.515556	6.79%	455,749
2009	4.683557	5.164979	10.28%	340,434
2008	9.294898	4.683557	-49.61%	240,532
2007	7.177332	9.294898	29.50%	275,482
2006	8.840859	7.177332	-18.82%	75,975
2005*	10.000000	8.840859	-11.59%	31,638

Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.270004	19.421429	12.46%	115,935
2010	14.896410	17.270004	15.93%	117,587
2009	12.651076	14.896410	17.75%	106,469
2008	16.705865	12.651076	-24.27%	96,004
2007	15.215528	16.705865	9.79%	100,352
2006	13.107925	15.215528	16.08%	131,789
2005	13.312717	13.107925	-1.54%	31,508
2004	11.886246	13.312717	12.00%	107,024
2003	9.867686	11.886246	20.46%	59,697
2002	10.355991	9.867686	-4.72%	29,763
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.918294	9.617179	7.84%	261,099
2010	7.241596	8.918294	23.15%	224,877
2009	5.352421	7.241596	35.30%	377,151
2008	14.143597	5.352421	-62.16%	457,514
2007	13.230610	14.143597	6.90%	227,834
2006	10.252645	13.230610	29.05%	221,205
2005	10.782122	10.252645	-4.91%	122,833
2004*	10.000000	10.782122	7.82%	183,294
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.526736	7.039135	-17.45%	85,626
2010	7.873594	8.526736	8.30%	170,413
2009	4.635020	7.873594	69.87%	211,336
2008	9.398954	4.635020	-50.69%	27,048
2007	9.752427	9.398954	-3.62%	20,444
2006	9.626347	9.752427	1.31%	10,509
2005	9.374996	9.626347	2.68%	57,630
2004	12.155900	9.374996	-22.88%	221,280
2003	7.241171	12.155900	67.87%	203,031
2002	14.145323	7.241171	-48.81%	10,979
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	24.042017	22.376203	-6.93%	91,944
2010	20.429160	24.042017	17.68%	131,094
2009	14.921946	20.429160	36.91%	105,297
2008	27.973373	14.921946	-46.66%	178,645
2007	21.244157	27.973373	31.68%	300,446
2006	19.200634	21.244157	10.64%	198,671
2005	14.019810	19.200634	36.95%	242,588
2004	10.722492	14.019810	30.75%	226,754
2003	8.817860	10.722492	21.60%	275,327
2002	10.313664	8.817860	-14.50%	101,152

Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	28.530500	25.582080	-10.33%	88,763
2010	22.897854	28.530500	24.60%	130,555
2009	14.262018	22.897854	60.55%	143,019
2008	34.031250	14.262018	-58.09%	133,471
2007	25.112820	34.031250	35.51%	214,827
2006	22.890848	25.112820	9.71%	141,325
2005	15.614496	22.890848	46.60%	237,854
2004	11.811050	15.614496	32.20%	77,398
2003	11.021212	11.811050	7.17%	117,924
2002	12.680697	11.021212	-13.09%	24,076
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.093844	8.467607	-16.11%	61,492
2010	11.444428	10.093844	-11.80%	83,355
2009	8.534845	11.444428	34.09%	184,690
2008	19.128094	8.534845	-55.38%	176,084
2007	17.116166	19.128094	11.75%	446,601
2006	13.369428	17.116166	28.02%	392,099
2005	12.716325	13.369428	5.14%	311,299
2004	11.075208	12.716325	14.82%	414,645
2003	7.830613	11.075208	41.43%	534,434
2002	11.057089	7.830613	-29.18%	50,746
Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.432106	7.091335	-15.90%	126,776
2010	7.458789	8.432106	13.05%	186,109
2009	6.304689	7.458789	18.31%	153,895
2008	12.276218	6.304689	-48.64%	135,405
2007	15.295892	12.276218	-19.74%	62,489
2006	13.255559	15.295892	15.39%	189,747
2005	12.971124	13.255559	2.19%	164,801
2004	11.204171	12.971124	15.77%	120,559
2003	8.791528	11.204171	27.44%	84,911
2002	10.475591	8.791528	-16.08%	19
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.826186	19.337480	39.86%	165,929
2010	12.703624	13.826186	8.84%	155,009
2009	18.772685	12.703624	-32.33%	147,772
2008	13.113130	18.772685	43.16%	370,537
2007	12.089355	13.113130	8.47%	315,112
2006	12.627431	12.089355	-4.26%	222,399
2005	11.862222	12.627431	6.45%	520,493
2004	11.074032	11.862222	7.12%	405,891
2003	11.324252	11.074032	-2.21%	290,745
2002	9.660145	11.324252	17.23%	100,664

Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.859849	12.273316	3.49%	127,957
2010	11.237162	11.859849	5.54%	135,062
2009	9.120033	11.237162	23.21%	176,296
2008	12.278483	9.120033	-25.72%	260,832
2007	11.716235	12.278483	4.80%	168,503
2006	11.275709	11.716235	3.91%	137,378
2005	10.309163	11.275709	9.38%	198,679
2004	9.818013	10.309163	5.00%	162,730
2003	7.653601	9.818013	28.28%	120,475
2002	9.839345	7.653601	-22.21%	32,347
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.965003	15.641362	-12.93%	52,403
2010	15.047987	17.965003	19.38%	130,324
2009	9.178537	15.047987	63.95%	90,692
2008	16.844570	9.178537	-45.51%	27,541
2007	15.437753	16.844570	9.11%	107,945
2006	14.235823	15.437753	8.44%	89,595
2005	14.601909	14.235823	-2.51%	168,555
2004	12.748252	14.601909	14.54%	112,822
2003	7.844840	12.748252	62.50%	135,414
2002	14.006514	7.844840	-43.99%	13,965
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.680580	2.653286	-27.91%	64,651
2010	5.341368	3.680580	-31.09%	282,731
2009	9.762742	5.341368	-45.29%	146,056
2008	6.140424	9.762742	58.99%	109,116
2007	6.825793	6.140424	-10.04%	76,616
2006	8.826352	6.825793	-22.67%	239,283
2005	8.785848	8.826352	0.46%	52,799
2004*	10.000000	8.785848	-12.14%	58,091
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.768926	3.966867	-31.24%	222,312
2010	6.693380	5.768926	-13.81%	365,820
2009	5.670499	6.693380	18.04%	486,250
2008	8.219706	5.670499	-31.01%	280,065
2007	8.708860	8.219706	-5.62%	207,004
2006	8.149326	8.708860	6.87%	430,618
2005	8.699668	8.149326	-6.33%	369,368
2004	9.851634	8.699668	-11.69%	422,442
2003*	10.000000	9.851634	-1.48%	148,083
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.587636	4.202369	-8.40%	23,263
2010	6.212076	4.587636	-26.15%	15,332
2009	9.709842	6.212076	-36.02%	22,276
2008	7.307483	9.709842	32.88%	33,113
2007	7.542666	7.307483	-3.12%	36,621
2006	7.933739	7.542666	-4.93%	118,580
2005	8.738896	7.933739	-9.21%	27,311
2004*	10.000000	8.738896	-12.61%	7,757

Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.849849	2.533284	-11.11%	120,190
2010	3.661796	2.849849	-22.17%	171,939
2009	6.182135	3.661796	-40.77%	496,608
2008	4.224987	6.182135	46.32%	119,579
2007	4.817969	4.224987	-12.31%	244,883
2006	4.943186	4.817969	-2.53%	490,073
2005	4.937786	4.943186	0.11%	189,155
2004	5.665548	4.937786	-12.85%	182,623
2003	9.151251	5.665548	-38.09%	186,582
2002	6.916610	9.151251	32.31%	175,961
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.321007	3.946213	-8.67%	77,925
2010	6.039865	4.321007	-28.46%	134,696
2009	9.100290	6.039865	-33.63%	242,376
2008	7.383028	9.100290	23.26%	76,018
2007	7.088828	7.383028	4.15%	108,287
2006	8.144778	7.088828	-12.96%	220,905
2005	8.498725	8.144778	-4.16%	115,091
2004*	10.000000	8.498725	-15.01%	9,685
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.288547	4.755067	-10.09%	212,538
2010	6.442719	5.288547	-17.91%	499,199
2009	8.996140	6.442719	-28.38%	618,729
2008	6.535677	8.996140	37.65%	206,465
2007	6.557795	6.535677	-0.34%	354,919
2006	7.172039	6.557795	-8.56%	337,630
2005	7.311622	7.172039	-1.91%	324,390
2004	8.237587	7.311622	-11.24%	299,168
2003	10.914391	8.237587	-24.53%	135,326
2002	9.076802	10.914391	20.24%	132,236
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.625938	7.463453	-29.76%	44,612
2010	9.288706	10.625938	14.40%	79,777
2009	7.598005	9.288706	22.25%	59,695
2008	11.468090	7.598005	-33.75%	128,538
2007	13.070149	11.468090	-12.26%	73,537
2006	12.575856	13.070149	3.93%	207,706
2005	10.570918	12.575856	18.97%	598,105
2004	9.692643	10.570918	9.06%	153,701
2003	7.125000	9.692643	36.04%	127,189
2002	8.601313	7.125000	-17.16%	14,312

Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.581617	15.780396	1.28%	87,851
2010	12.093167	15.581617	28.85%	115,770
2009	8.947816	12.093167	35.15%	59,823
2008	17.781792	8.947816	-49.68%	16,170
2007	18.458246	17.781792	-3.66%	28,856
2006	15.123240	18.458246	22.05%	166,409
2005	16.081745	15.123240	-5.96%	18,281
2004	13.134496	16.081745	22.44%	209,284
2003	9.850335	13.134496	33.34%	66,917
2002	11.690551	9.850335	-15.74%	7,431
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	19.340127	17.666645	-8.65%	73,766
2010	14.223663	19.340127	35.97%	143,352
2009	9.442032	14.223663	50.64%	105,765
2008	21.149756	9.442032	-55.36%	168,650
2007	20.654432	21.149756	2.40%	163,330
2006	18.914906	20.654432	9.20%	143,532
2005	16.774277	18.914906	12.76%	333,479
2004	13.892954	16.774277	20.74%	229,583
2003	9.220137	13.892954	50.68%	232,424
2002	12.344390	9.220137	-25.31%	47,753
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.207707	10.022354	-1.82%	134,134
2010	7.542969	10.207707	35.33%	308,880
2009	3.503433	7.542969	115.30%	390,570
2008	12.935014	3.503433	-72.92%	437,087
2007	10.207461	12.935014	26.72%	437,034
2006	9.847099	10.207461	3.66%	260,252
2005	10.272747	9.847099	-4.14%	480,769
2004	9.099366	10.272747	12.90%	999,207
2003	4.634022	9.099366	96.36%	310,980
2002	15.353386	4.634022	-69.82%	133,785
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.595012	15.750375	1.00%	107,235
2010	13.315080	15.595012	17.12%	176,818
2009	8.861757	13.315080	50.25%	242,227
2008	15.433917	8.861757	-42.58%	120,415
2007	13.252407	15.433917	16.46%	260,762
2006	12.674459	13.252407	4.56%	166,631
2005	12.680465	12.674459	-0.05%	243,774
2004	11.731438	12.680465	8.09%	754,362
2003	8.161230	11.731438	43.75%	160,597
2002	13.502288	8.161230	-39.56%	26,362

Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.653560	9.431385	-2.30%	267,471
2010	8.140463	9.653560	18.59%	419,978
2009	6.077306	8.140463	33.95%	507,133
2008	13.505039	6.077306	-55.00%	228,038
2007	13.510922	13.505039	-0.04%	345,385
2006	11.459012	13.510922	17.91%	505,362
2005	11.149791	11.459012	2.77%	528,778
2004	9.840538	11.149791	13.30%	821,362
2003	7.152002	9.840538	37.59%	500,876
2002	11.256940	7.152002	-36.47%	113,589
Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	33.284792	24.954231	-25.03%	207,277
2010	24.386260	33.284792	36.49%	364,462
2009	16.530467	24.386260	47.52%	300,134
2008	27.220790	16.530467	-39.27%	288,507
2007	23.035143	27.220790	18.17%	239,265
2006	19.190145	23.035143	20.04%	238,327
2005	16.058647	19.190145	19.50%	268,503
2004	18.937535	16.058647	-15.20%	171,902
2003	13.596420	18.937535	39.28%	175,559
2002	9.447667	13.596420	43.91%	210,896
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.282431	16.460056	1.09%	160,365
2010	13.191611	16.282431	23.43%	252,452
2009	10.653444	13.191611	23.82%	129,769
2008	18.467932	10.653444	-42.31%	98,752
2007	23.100685	18.467932	-20.05%	84,369
2006	17.876161	23.100685	29.23%	257,195
2005	16.877142	17.876161	5.92%	144,859
2004	13.179686	16.877142	28.05%	226,442
2003	10.231690	13.179686	28.81%	48,888
2002	10.467730	10.231690	-2.25%	29,915
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.226552	15.849316	4.09%	85,666
2010	12.309188	15.226552	23.70%	75,937
2009	8.634008	12.309188	42.57%	24,702
2008	13.026525	8.634008	-33.72%	88,599
2007	15.079053	13.026525	-13.61%	20,713
2006	13.857675	15.079053	8.81%	31,660
2005	13.290296	13.857675	4.27%	14,923
2004	12.216001	13.290296	8.79%	87,884
2003	9.135884	12.216001	33.71%	56,484
2002	11.835742	9.135884	-22.81%	1,813

Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.920105	13.819747	-13.19%	87,580
2010	11.683388	15.920105	36.26%	137,599
2009	8.865915	11.683388	31.78%	83,153
2008	18.442661	8.865915	-51.93%	166,824
2007	20.006629	18.442661	-7.82%	149,770
2006	16.747069	20.006629	19.46%	1,006,925
2005	16.302944	16.747069	2.72%	623,100
2004	13.172980	16.302944	23.76%	1,792,370
2003	8.111826	13.172980	62.39%	1,713,918
2002	12.712705	8.111826	-36.19%	872,144
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.769198	7.376787	-5.05%	237,033
2010	6.264193	7.769198	24.03%	404,136
2009	4.329333	6.264193	44.69%	449,753
2008	13.680530	4.329333	-68.35%	746,922
2007	13.756226	13.680530	-0.55%	175,955
2006	11.249719	13.756226	22.28%	358,907
2005	11.007672	11.249719	2.20%	158,304
2004	9.525916	11.007672	15.55%	121,328
2003	6.219418	9.525916	53.16%	1,540,330
2002	11.652985	6.219418	-46.63%	78,909
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.034854	11.767247	-2.22%	261,372
2010	9.737339	12.034854	23.59%	250,064
2009	6.690287	9.737339	45.54%	230,411
2008	11.247697	6.690287	-40.52%	136,556
2007	10.846436	11.247697	3.70%	188,593
2006	10.409753	10.846436	4.19%	142,582
2005	10.346916	10.409753	0.61%	90,507
2004*	10.000000	10.346916	3.47%	209,570
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.289325	10.806157	-4.28%	140,736
2010	9.492113	11.289325	18.93%	167,889
2009	6.348554	9.492113	49.52%	140,288
2008	12.508650	6.348554	-49.25%	157,822
2007	13.372720	12.508650	-6.46%	118,768
2006	11.497223	13.372720	16.31%	564,616
2005	11.162898	11.497223	2.99%	142,472
2004*	10.000000	11.162898	11.63%	73,398
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.628391	16.329422	-1.80%	203,555
2010	12.688052	16.628391	31.06%	310,801
2009	8.185100	12.688052	55.01%	187,689
2008	12.967810	8.185100	-36.88%	136,610
2007	12.096993	12.967810	7.20%	233,432
2006	11.866251	12.096993	1.94%	146,294
2005	10.769306	11.866251	10.19%	435,493
2004*	10.000000	10.769306	7.69%	122,462

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.531249	12.419464	-8.22%	82,336
2010	11.394786	13.531249	18.75%	100,879
2009	7.424888	11.394786	53.47%	241,017
2008	13.325268	7.424888	-44.28%	84,267
2007	14.167806	13.325268	-5.95%	98,056
2006	12.241776	14.167806	15.73%	143,671
2005	11.432424	12.241776	7.08%	133,756
2004*	10.000000	11.432424	14.32%	271,249
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.521853	13.836552	2.33%	137,120
2010	10.908356	13.521853	23.96%	184,692
2009	8.237088	10.908356	32.43%	104,085
2008	12.687221	8.237088	-35.08%	169,435
2007	12.849542	12.687221	-1.26%	117,362
2006	12.065848	12.849542	6.50%	177,496
2005	11.493338	12.065848	4.98%	224,123
2004*	10.000000	11.493338	14.93%	292,520
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.331917	11.039157	-10.48%	97,056
2010	9.972322	12.331917	23.66%	138,260
2009	6.217076	9.972322	60.40%	181,950
2008	11.131536	6.217076	-44.15%	162,683
2007	14.140714	11.131536	-21.28%	70,349
2006	12.000006	14.140714	17.84%	274,581
2005	11.713359	12.000006	2.45%	183,676
2004*	10.000000	11.713359	17.13%	298,042
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.559811	6.208263	-5.36%	73,406
2010	6.949263	6.559811	-5.60%	81,148
2009	8.353109	6.949263	-16.81%	47,127
2008	8.004957	8.353109	4.35%	68,173
2007	9.088290	8.004957	-11.92%	31,759
2006	10.286860	9.088290	-11.65%	7,678
2005*	10.000000	10.286860	2.87%	5,241
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.699564	12.296454	-10.24%	88,016
2010	12.370259	13.699564	10.75%	121,779
2009	8.042347	12.370259	53.81%	172,727
2008	14.904288	8.042347	-46.04%	91,877
2007	13.660647	14.904288	9.10%	148,790
2006	13.050397	13.660647	4.68%	65,032
2005	12.803422	13.050397	1.93%	108,584
2004	12.805138	12.803422	-0.01%	163,790
2003	8.029639	12.805138	59.47%	110,277
2002	13.340880	8.029639	-39.81%	56,326

Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.939669	7.564323	-15.38%	60,418
2010	7.897611	8.939669	13.19%	120,600
2009	6.208622	7.897611	27.20%	102,359
2008	11.490409	6.208622	-45.97%	71,209
2007	10.642985	11.490409	7.96%	135,244
2006	9.008629	10.642985	18.14%	102,639
2005	9.008350	9.008629	0.00%	55,060
2004	8.087695	9.008350	11.38%	132,835
2003	6.120431	8.087695	32.14%	152,782
2002	10.248649	6.120431	-40.28%	73,126
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.464406	14.465757	-12.14%	75,529
2010	13.417697	16.464406	22.71%	101,616
2009	11.563371	13.417697	16.04%	69,125
2008	15.651490	11.563371	-26.12%	138,387
2007	17.353631	15.651490	-9.81%	20,698
2006	16.347878	17.353631	6.15%	30,465
2005	15.244346	16.347878	7.24%	138,779
2004	12.539029	15.244346	21.58%	187,324
2003	10.525863	12.539029	19.13%	35,062
2002	12.056821	10.525863	-12.70%	10,560
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.754991	12.363286	14.95%	174,005
2010	10.179554	10.754991	5.65%	154,539
2009	9.049477	10.179554	12.49%	179,680
2008	12.999381	9.049477	-30.39%	186,312
2007	11.652407	12.999381	11.56%	287,676
2006	9.744681	11.652407	19.58%	431,014
2005	8.915836	9.744681	9.30%	160,983
2004	7.688459	8.915836	15.96%	251,414
2003	6.202486	7.688459	23.96%	391,502
2002	9.341214	6.202486	-33.60%	223,472
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.169079	10.634201	-4.79%	13,711
2010	11.970302	11.169079	-6.69%	22,300
2009	11.359173	11.970302	5.38%	81,289
2008	13.093703	11.359173	-13.25%	98,684
2007	11.214831	13.093703	16.75%	82,157
2006	9.720048	11.214831	15.38%	63,200
2005*	10.000000	9.720048	-2.80%	11,192
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.326281	3.26%	310
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.303049	-16.97%	494
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.896846	-11.03%	1,472

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.701774	-22.98%	7,189
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.618092	-3.82%	1,919

Maximum Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.037847	-9.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.585628	5.86%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.938249	11.047712	1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.134970	10.033638	-1.00%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.640868	12.507859	-1.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.566598	9.973646	-5.61%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.784078	10.082635	-14.44%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.050781	-9.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.878811	14.168211	-4.78%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.930168	10.781987	-1.36%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.206067	9.995081	-2.07%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2 -
Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.366852	9.998157	-3.56%	0
Guggenheim Variable Fund - All-Asset Aggressive Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.353559	9.707003	-6.24%	0
Guggenheim Variable Fund - All-Asset Conservative Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.140070	9.803326	-3.32%	0
Guggenheim Variable Fund - All-Asset Moderate Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.091113	9.607355	-4.79%	0

Guggenheim Variable Fund - Alternative Strategies Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.491148	9.010894	-5.06%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.575691	8.694970	-9.20%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.314574	9.098761	-2.32%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.007947	8.452122	-6.17%	0
Guggenheim Variable Fund - DWA Flexible Allocation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.748742	8.485242	-12.96%	0
Guggenheim Variable Fund - DWA Sector Rotation - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.529526	8.651878	-9.21%	0
Guggenheim Variable Fund - Managed Futures Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.634444	7.728114	-10.50%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.384750	8.490987	1.27%	0
Guggenheim Variable Fund - U.S. Long Short Momentum - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.163554	11.132793	-8.47%	0
Ivy Funds Variable Insurance Portfolios, Inc. - Asset Strategy - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.387714	9.441919	-9.10%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.322579	12.530113	1.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.688893	9.802320	-8.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.419019	10.068599	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.537328	9.965878	-5.42%	0

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.235316	10.167450	-0.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.471573	10.018081	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.602550	9.900441	-6.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.356558	10.117270	-2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.215772	8.526038	-23.98%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.682780	13.325404	5.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.091281	11.377544	-5.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.349148	10.225861	-1.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.450331	10.135800	-3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.421699	11.517142	0.84%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.936153	11.687409	-2.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.123008	11.620369	-4.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.773498	11.782413	0.08%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.783904	9.583885	-2.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.096640	9.823486	-11.47%	0

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class VI - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.570808	8.656266	-18.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.720302	10.161534	-5.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.219439	9.400435	-8.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.205505	14.264417	-6.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.176012	10.460063	-6.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.731640	10.268050	-4.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.658628	9.399350	-2.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.494918	12.536319	-7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.901874	13.787495	-7.48%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class III - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.571445	10.436569	-1.28%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.905703	-0.94%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.192985	11.042551	-9.44%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.546687	10.972678	4.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.835931	11.507722	6.20%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.832178	11.401830	5.26%	0

PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.538331	10.656693	1.12%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.773742	-2.26%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.953562	-0.46%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.146730	8.340058	-25.18%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.767542	10.333196	-4.03%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.833504	10.903224	0.64%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.063904	7.911625	-28.49%	0
ProFunds - ProFund VP Banks - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.929765	7.969954	-10.75%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.305968	-6.94%	0
ProFunds - ProFund VP Bull - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.318759	10.107731	-2.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.957692	8.618435	-21.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.544011	9.410461	-10.75%	0

ProFunds - ProFund VP Financials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.687959	-13.12%	0
ProFunds - ProFund VP International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.807367	9.068105	-16.09%	0
ProFunds - ProFund VP Internet - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.880013	7.085591	-20.21%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.721400	10.654915	-0.62%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.015125	11.032126	0.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.228723	-7.71%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.760901	5.363311	-38.78%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.292117	8.988517	8.40%	0
ProFunds - ProFund VP Short International - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.495104	8.471441	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.630520	7.568327	-12.31%	0

ProFunds - ProFund VP Technology - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.470475	-5.30%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.481704	14.734892	40.58%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.325604	10.961384	-3.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.344336	5.598619	-23.77%	0
ProFunds - ProFund VP Utilities - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.761788	7.62%	0
Rydex Variable Trust - Banking Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.480483	4.936615	-23.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	23.420622	19.165088	-18.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.599023	10.398495	8.33%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.256969	4.807287	-8.55%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.869726	17.684643	11.44%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.390919	8.966259	6.86%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.834934	6.409178	-18.20%	0
Rydex Variable Trust - Energy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	22.092131	20.374481	-7.77%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	26.216155	23.293111	-11.15%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.274938	7.709804	-16.87%	0

Rydex Variable Trust - Financial Services Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.747853	6.456613	-16.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.704941	17.607952	38.59%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.897979	11.175457	2.55%	0
Rydex Variable Trust - Internet Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	16.507914	14.242080	-13.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	3.462839	2.473628	-28.57%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	5.377997	3.664404	-31.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.316360	3.917981	-9.23%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	2.618577	2.306557	-11.92%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.065489	3.679145	-9.50%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	4.859535	4.329656	-10.90%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.764235	6.795676	-30.40%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.317870	14.368762	0.36%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	17.771277	16.085882	-9.48%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.379279	9.125279	-2.71%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.330281	14.341606	0.08%	0
Rydex Variable Trust - Nova Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.870371	8.587440	-3.19%	0

Rydex Variable Trust - Precious Metals Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	30.584193	22.720947	-25.71%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.961537	14.987370	0.17%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	13.991722	14.431689	3.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	14.628512	12.582994	-13.98%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	7.138777	6.716570	-5.91%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.323340	10.970958	-3.11%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.621786	10.074748	-5.15%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.645397	15.224472	-2.69%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.731164	11.578859	-9.05%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.722433	12.900233	1.40%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	11.602596	10.291844	-11.30%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	6.252565	5.863773	-6.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	12.588415	11.196403	-11.06%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	8.214467	6.887485	-16.15%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	15.128956	13.171524	-12.94%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	9.882964	11.257706	13.91%	0

Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011	10.645956	10.043993	-5.65%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	7.655066	-23.45%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
Period	Beginning Value	Ending Value	Percentage Change	Units
2011*	10.000000	9.559913	-4.40%	0

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code").  Following is a general description of the various contract types.  Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.

Non-Qualified Contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.  Non-Qualified Contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the income earned inside the contract, unless the nonnatural person owns the contract as an "agent" of a natural person.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code.  Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)	Waiver of sales charges. In addition to the any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:

(a)	the contract value on the day before the withdrawal; and

(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization.  On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds.  With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust.  Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex.  A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract.  An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities (IRAs)

IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

IRAs may receive rollover contributions from other Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.  Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.

As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.

Roth IRAs

Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $5,000; if the contract owner is age 50 or older, the annual premium cannot exceed $6,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan to the Roth IRA or other eligible retirement plan is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to rollover amounts from an IRA or other eligible retirement plan to a Roth IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.

Simplified Employee Pension IRAs (SEP IRA)

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA.  In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Tax Sheltered Annuities

Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees.  These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts.  These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.

When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made.  Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value.  In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.

Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA.  Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.

Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements.  You should check with your employer to ensure that these requirements will be satisfied in a timely manner.

Investment Only (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan.  The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation.  Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment.  In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment.  The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.  The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment.  Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract.  Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus.  In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes.  Nothing in this prospectus should be considered to be tax advice.  Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received.  If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable.  (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.)  The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions."  A "qualified distribution" satisfies the 5-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

•	it is attributable to the contract owner's disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The 5-year rule generally is satisfied if the distribution is not made within the 5-year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA.  Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received.  A portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code.  The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered.  Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%.  The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable.  However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution.  In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution.  Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift.  For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income.  The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract.  Once the entire investment in the contract is recovered, all distributions are fully includable in income.  The maximum amount excludable from income is the investment in the contract.  If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract.  This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized.  The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not.  All other benefits under the contract (e.g., death benefit) would also be reduced pro rata.  For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.

In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982.  For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date.  A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½.  The amount of the penalty is 10% of the portion of any distribution that is includable in gross income.  The penalty tax does not apply if the distribution is:

•	the result of a contract owner's death;

•	the result of a contract owner's disability (as defined in the Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of non-qualified contracts owned by individuals.  Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code.  Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned.  Taxation is not deferred, even if the income is not distributed out of the contract.  The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts.  For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual.  This would cause the contract to be treated as an annuity under the Code, allowing tax deferral.  However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans; or

•	immediate annuities within the meaning of Section 72(u) of the Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Exchanges

As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property.  However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts.  If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable.

Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal

In June 2011 the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract.  Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24.  A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange.  In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons.   The taxation of distributions (other than distributions described in the immediately preceding sentence) received within the 180-day period will be determined using general tax principles to determine the substance of those payments.  For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period.  Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.  See also, Non-Qualified Contracts - Natural Persons as Contract Owners, above.

Additional Medicare Tax

The 2010 Health Care Act added Section 1411 to the Code, which imposes an additional tax of 3.8% on certain unearned income of individuals, trusts, and estates, for tax years commencing after December 31, 2012.  The additional tax will apply to the lesser of: (a) the taxpayer’s net investment income; and (b) the excess of the taxpayer’s modified adjusted gross income over a threshold amount (the threshold amount is $250,000 in the case of a joint return or surviving spouse; $125,000 in the case of a married individual filing a separate return; and $200,000 in any other case).  "Net investment income" is equal to the sum of: (i) gross income from interest, dividends, annuities, royalties, and rents (other than income derived from any trade or business to which the tax does not apply); (ii) other gross income derived from any business to which the tax applies; and (iii) net gain (to the extent taken into account in computing taxable income) attributable to the disposition of property other than property held in a trade or business to which the tax does not apply; less (iv) deductions properly allocable to such income.  Although no official guidance has been provided, it appears that any amounts that are treatable as taxable distributions when they are paid from an annuity contract would be included in the computation of net investment income.

Same-Sex Marriages, Domestic Partnership and Other Similar Relationships

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Code Sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

Withholding

Pre-death distributions from the contracts are subject to federal income tax.  Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise.  If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•
the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in Section 457(e)(1)(A) or individual retirement plan; or

•	the distribution satisfies the minimum distribution requirements imposed by the Code.

In addition, under some circumstances, the Code will not permit contract owners to waive withholding.  Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding.  The mandatory back-up withholding rate is established by Section 3406 of the Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.

Nationwide is required to withhold this amount and send it to the Internal Revenue Service.  Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies.  In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:

1)	the distribution is connected to the non-resident alien's conduct of business in the United States;

2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and

3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.

Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor, or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of the contract.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any.  A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a)	an individual who is two or more generations younger than the contract owner; or

b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts.  If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Code Section 817(h) contains rules on diversification requirements for variable annuity contracts.  A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a "toll charge" is paid to the Internal Revenue Service.

The amount of the "toll charge" will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.  Nationwide believes that the investments underlying this contract meet these diversification requirements.

Required Distributions

The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus.  Following is an overview of the required distribution rules applicable to each type of contract.  Please consult a qualified tax or financial advisor for more specific required distribution information.

Required Distributions – General Information

In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death.  The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from non-qualified contracts after the death of the contract owner.  A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract.  Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner.  How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries.  For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death.  For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death.  If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period.  Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies.  The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within five years of the contract owner's death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary.  Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit.  Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs and Roth IRAs

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner.  If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-

9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date.  The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½.  The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death.  For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b)
if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates.  The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution.  The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or non-taxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws.  It is NOT intended as tax advice.  All information is subject to change without notice.  You should consult with your personal tax and/or financial advisor for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted.  EGTRRA made numerous changes to the Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;

•
increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans, and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans.  However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation.  The sunset date for many of these provisions was extended to December 31, 2012 by the Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010.  However, if these changes are not further extended (or modified) by new legislation, the Code will be restored to its pre-EGTRRA form after December 31, 2012.  This creates uncertainty as to future tax requirements and implications.  Please consult a qualified tax or financial advisor for further information relating to these and other tax issues.

State Taxation

The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus.  Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed.  Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.